SHAREHOLDER LETTER



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting primarily of California municipal bonds.(1)
--------------------------------------------------------------------------------



Dear Shareholder:

This semiannual report for Franklin California Tax-Free Income Fund covers the period ended September 30, 1999. During the six months under review, the U.S. bond markets continued to experience challenging times. The yield on the benchmark 30-year Treasury bond steadily increased, from 5.63% on March 31, 1999, to 6.05% on September 30, 1999 -- reaching a high of 6.28% on August 12, 1999. Concerned about domestic inflationary tendencies, the Federal Open Market Committee (FOMC) raised the federal funds target rate to 5.00% at its June 30 meeting, and to 5.25% on August 24, when the FOMC adopted a neutral bias toward further increases. This appeared to stabilize the bond markets for the short term.



1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 18 of this report.


CONTENTS

Shareholder Letter ........................   1

Performance Summary .......................   8

Special Feature:
 Uncovering Tax-Free
 Opportunities ............................  10

Financial Highlights &
Statement of Investments ..................  15

Financial Statements ......................  56

Notes to
Financial Statements ......................  59


                                [PYRAMID GRAPH]


                                        *****
                       Morningstar Rating(TM)

               Morningstar Inc., a nationally
                recognized mutual fund rating
                    service, awarded Franklin
                  California Tax-Free Income
              Fund - Class A a 5-star overall
             rating as of September 30, 1999,
                measuring performance against
               1,611; 1,241 and 375 municipal
                 funds for 3-, 5- and 10-year
                    periods, respectively.(*)

    (*)Source: [MORNINGSTAR LOGO](C) 9/30/99.
  Morningstar does not guarantee the accuracy
   of this information. Past performance does
    not guarantee future results. Morningstar proprietary ratings reflect historical risk-
     adjusted performance as of September 30, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3-, 5- and 10-year average annual returns in excess of 90-day Treasury
            bill returns with appropriate fee
 adjustments, and a risk factor that reflects fund performance below 90-day T-Bill returns.
     Franklin California Tax-Free Income Fund received four stars for the 3-year period and five stars for the 5- and 10-year periods.
    The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive
   4 stars, and the next 35% receive 3 stars.
   Ratings are for Class A shares only; other
                            classes may vary.

              This section is not part of the
                          shareholder report.



The economy's direction and its effect on inflationary pressures will contribute to the level of volatility that impacts the bond markets in the near future. During the period under review, many investors reacted very swiftly to new releases of economic data or Federal Reserve Board announcements, and in many instances the market overcorrected. Investors with short-term investment horizons may view such instability as unfavorable. However, we prefer to take a long-term approach toward investing and find that recent market conditions afforded us opportunities not only to increase the funds' income-earning potential, but also to enhance the portfolio's overall structure.



CALIFORNIA ECONOMIC UPDATE

Calendar year 1999, through the end of the reporting period, marked California's sixth consecutive year of economic expansion and fifth straight year in which the state's economic growth and job creation exceeded the national average. Residential real estate activity rose 11% from the first to second quarters of 1999.(2) Meanwhile, in August, the state's unemployment level dropped to 5%, a number not recorded since October 1989, predating the early '90s recession.(3) The reporting period saw more of the state's 1990s' economic transition from heavy dependence on the defense industry, to greater reliance on the service sector.

California's prominent Internet, multimedia and biotechnology industries highlight the trend toward a knowledge-based service economy, where the state is home to one-in-five computer software jobs in the nation. The motion picture and related video, cable and satellite programming industries, as well as the travel and tourism industries, also contributed to the service sector's strength. Manufacturing, despite declining as a percentage of the gross state product, continued to benefit from the value-added, high-technology sector. High technology comprised three-quarters of the state's exports as of the end of the reporting period.(2)



2. Source: California Trade and Commerce Agency, California Economic Review,
6/99.
3. Source: California Employment Development Department, Labor Market Information, 9/99. Figures are not seasonally adjusted.



The state's diversified and growing economy as well as its improved fiscal management contributed to Standard & Poor's decision to upgrade the state's debt to AA- from A+ on August 10. This marked the first time in eight years that Standard & Poor's, Moody's Investors Service and Fitch IBCA Inc., three international credit rating agencies, have viewed California's credit as double-A.(4) The fiscal year 2000 budget was the first budget California adopted on time in a number of years. This timely passage and the budget's conservative revenue assumptions influenced the state's improved credit rating.(5)

California's $19 billion-plus bond issuance from January through August represents a 17.7% decline from the same period a year ago. The supply of California municipal bonds is expected to increase in October and November, with very few bonds issued after the first week of December. All issues will settle, or be paid for, before year-end to circumvent any Year 2000 (Y2K) computer system concerns. This is a mere precaution, as California's Department of Information Technology expects all mission critical systems to be Y2K compliant by the end of September.(6)

4. This does not indicate the agencies' rating of the fund.
5. Source: The Bond Buyer, 8/11/99.
6. Source: Moody's Investors Service, Municipal Credit Research, 9/99.


WHAT IS A
PREREFUNDED BOND?

When a bond is prerefunded, a new issue is brought to market with a lower interest rate to pay off the older issue at its first call date. In most cases, the proceeds from the sale of the new bonds are invested in U.S. Treasury securities that mature on the first call date of the original bonds. Because of the U.S. Treasury backing, prerefunded bonds usually offer a substantial price increase -- depending on their call date.

Generally, we look to sell prerefunded bonds as they approach five years to their call date. At this point, the premium on prerefunded bonds often begins to decline rapidly to the stated call price. Our strategy aims to capture the bond's premium, increase the fund's call protection and protect its share value.

PORTFOLIO NOTES

Generally rising interest rates during the six-month period under review presented challenges for the fund's share price, as bond prices fall when interest rates rise. For the six months ended September 30, 1999, the 30-year Treasury bond price fell 7.55%, and the Bond Buyer 40, a reasonable proxy for the type of securities in the fund's portfolio, was off 9.39%.(7) By comparison, your fund's Class A share price, as measured by net asset value, declined only 5.81%.

The rise in interest rates created an excellent opportunity for Franklin California Tax-Free Income Fund to sell lower-yielding bonds at a loss and reinvest the proceeds at significantly higher yields. The fund's $317 million Foothill/Eastern Corridor Agency Toll Road Revenue bond purchase is an example of such a higher-yielding trade. Meanwhile, the fund was able to offset losses from the sale of lower-yielding bonds and reduce its call exposure by selling prerefunded bonds at a premium. The portfolio's average maturity increased from
21.2 to 23.4 years during the period under review. In addition, the fund held 59.1% of total long-term investments in AAA-quality bonds as of September 30, 1999, reflecting our holdings' fundamentally high quality. Higher-rated bonds generally exhibit greater price stability than their lower-rated counterparts, better ensuring the safety of your principal and income stream.



7. Sources: Lehman Brothers; The Bond Buyer 40 Municipal Bond Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


 A BOND STORY

The Foothill/Eastern Corridor Agency Revenue bonds purchased by your fund during the reporting period were issued by a joint-powers authority known as the Transportation Corridor Agencies (TCA). The TCA was formed by the California state legislature to design, finance, construct and operate three toll roads in Orange County. They include the 24-mile Eastern Toll Road, the 15-mile San Joaquin Hills Toll Road and the 28-mile Foothill Toll Road. The $1.75 billion Transportation Corridor Refunding was the largest single offering in the tax-free bond market at the time of its issue, in mid-July. The proceeds from this sale will refinance bonds originally issued by the Agency in 1995, when the roads' construction began. The issue's large size and slightly higher yield made it a noteworthy event in the tax-free bond market this year.(8)

Looking forward, Franklin California Tax-Free Income Fund is positioned to take advantage of higher interest rates and should perform well during the upcoming period. Please keep in mind that interest rates and thus, bond prices, rise and fall depending on the economy. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. Municipal bond funds can help lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.

QUALITY BREAKDOWN*
Based on Total Long-Term Investments
9/30/99

                                  [PIE GRAPH]
                                   AAA - 59.1%
                                    AA - 13.5%
                                     A -  9.5%
                                   BBB - 17.3%
                                   Below Investment
                                    Grade - 0.6%

(*)Quality breakdown may include internal ratings for bonds not rated by a national rating agency.


8. Source: The Bond Buyer, 7/12/99.


PORTFOLIO BREAKDOWN
9/30/99

                         % OF TOTAL
                         LONG-TERM
SECTOR                  INVESTMENTS
-----------------------------------
Prerefunded                   18.9%

Utilities                     16.8%

Transportation                15.5%

Tax-Supported Debt            12.2%

Hospital & Health Care        11.3%

Subject to Government
Appropriation                 11.1%

General Obligation             5.7%

Housing                        4.8%

Higher Education               1.7%

Other Revenue                  1.5%

Corporate-Backed               0.5%

This discussion reflects our views, opinions and portfolio holdings as of September 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We encourage you to discuss your financial goals with an investment representative. As always, we appreciate your support, welcome your questions and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund


/s/ Thomas J. Kenny

Thomas J. Kenny
Director
Franklin Municipal Bond Department


DIVIDEND DISTRIBUTIONS
4/1/99 - 9/30/99

                                        DIVIDEND PER SHARE
                              ----------------------------------------
MONTH                          CLASS A      CLASS B       CLASS C
----------------------------------------------------------------------
April                         2.95 cents     2.67 cents     2.58 cents
May                           2.95 cents     2.67 cents     2.58 cents
June                          3.00 cents     2.64 cents     2.64 cents
July                          3.00 cents     2.64 cents     2.64 cents
August                        3.00 cents     2.64 cents     2.64 cents
September                     3.05 cents     2.73 cents     2.72 cents
----------------------------------------------------------------------
TOTAL                        17.95 CENTS    15.99 CENTS    15.80 CENTS

CLASS A (formerly Class I):

Subject to the current,maximum 4.25% initial sales charge.Prior to July 1,1994,fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1,1994,the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan,which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years.These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

PERFORMANCE SUMMARY AS OF 9/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

  CLASS A                     CHANGE         9/30/99        3/31/99
  ------------------------------------------------------------------
  Net Asset Value             -$0.43          $6.97         $7.40

                                   Distributions (4/1/99 - 9/30/99)
                                   ---------------------------------
  Dividend Income                  $0.1795
  Long-Term Capital Gain           $0.0052

       TOTAL                       $0.1847

  CLASS B                     CHANGE         9/30/99        3/31/99
  ------------------------------------------------------------------
  Net Asset Value             -$0.42          $6.97         $7.39

                                   Distributions (4/1/99 - 9/30/99)
                                   ---------------------------------
  Dividend Income                  $0.1599
  Long-Term Capital Gain           $0.0052

       TOTAL                       $0.1651

  CLASS C                     CHANGE         9/30/99        3/31/99
  ------------------------------------------------------------------
  Net Asset Value             -$0.42          $6.97         $7.39

                                   Distributions (4/1/99 - 9/30/99)
                                   ---------------------------------
  Dividend Income                  $0.1580
  Long-Term Capital Gain           $0.0052

       TOTAL                       $0.1632

             Past performance is not predictive of future results.


PERFORMANCE

                                                                                               INCEPTION
  CLASS A                                       6-MONTH     1-YEAR      5-YEAR      10-YEAR     (2/1/77)
  ------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                     -3.37%     -1.73%     +34.03%      +92.94%     +270.32%
  Average Annual Total Return(2)                 -7.49%     -5.88%      +5.12%       +6.32%       +5.75%

  Distribution Rate(3)                             5.03%
  Taxable Equivalent Distribution Rate(4)          9.18%
  30-Day Standardized Yield(5)                     4.79%
  Taxable Equivalent Yield(4)                      8.74%

                                                                                         INCEPTION
  CLASS B                                                                   6-MONTH       (1/1/99)
  ------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                                                 -3.50%         -2.64%
  Aggregate Total Return(2)                                                  -7.27%         -6.41%

  Distribution Rate(3)                                 4.70%
  Taxable Equivalent Distribution Rate(4)              8.58%
  30-Day Standardized Yield(5)                         4.43%
  Taxable Equivalent Yield(4)                          8.09%

                                                                                         INCEPTION
  CLASS C                                         6-MONTH      1-YEAR       3-YEAR        (5/1/95)
  ------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                      -3.52%       -2.29%       +13.95%        +25.06%
  Average Annual Total Return(2)                  -5.36%       -4.25%        +4.11%         +4.96%

  Distribution Rate(3)                              4.64%
  Taxable Equivalent Distribution Rate(4)           8.47%
  30-Day Standardized Yield(5)                      4.39%
  Taxable Equivalent Yield(4)                       8.01%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception, including the maximum sales charge.

3. Distribution rate is based on an annualization of the respective class's September monthly dividend and the maximum offering price per share on September 30, 1999.

4. Taxable equivalent distribution rate and yield assume the 1999 maximum combined federal and California state personal income tax bracket of 45.22%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1999.

Bond prices, and thus the fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


UNCOVERING TAX-FREE OPPORTUNITIES

[SPECIAL FEATURE GRAPHIC]

[PICTURE OF       Rafael Costas, Senior Vice President and Director of
RAFAEL COSTAS]    Franklin's Municipal Research Department, discusses how
                  research is an integral part of Franklin's tax-free income funds' success.

Q: Could you provide an overview of Franklin's research department?

RAFAEL COSTAS: We have one of the industry's largest municipal research staffs, allowing us to routinely analyze more than 2,000 debt issuers a year. The research department analysts work closely with our portfolio managers, who rely on these analysts when making buy and sell decisions. With a focus on in-depth research and the discipline to buy when others are selling, we often are able to find exciting opportunities at temporarily depressed prices. Generally, we concentrate on investment-grade issues. Of course, for our high yield funds, we also look for below investment-grade bonds that we feel offer appropriate rewards for the increased risk.

Q: What are some advantages of Franklin's size and reputation?

RAFAEL: Today, Franklin is one of the nation's leading tax-free fund managers. Our size, with approximately $50 billion of tax-free investments, often enables us to purchase investments at advantageous prices, which in turn, can help keep investment costs low. We pass on these savings to shareholders in the form of higher tax-free yields.(1) In addition, our size often makes us a favorite of new issuers, as many prefer to work with a minimum number of investors.

                              This page is not part of the shareholder report.



Q: What type of tax-free bonds do you favor?

RAFAEL: We typically look for investment-grade bonds, as we try to provide our shareholders high, current income with a relatively low level of risk. Most of our investment-grade tax-free bond funds are composed of a high percentage of securities rated AAA or AA, the highest ratings bonds can receive from national credit rating agencies.(2) In addition, many of our purchases are insured because of the prevalence of insurance in the municipal bond marketplace in the past few years. Insured securities normally are rated AAA, further improving the quality of our funds. For our high yield funds, we look for bonds which may be out of favor but, in our view, still have solid fundamentals and the potential to be upgraded. In fact, we devote much of our research efforts to finding such bonds in the low investment-grade, high yield sectors.

Q: How do you research a bond?

RAFAEL: We emphasize detailed, high-quality research, which often enables us to uncover attractive investments that others may have overlooked. When presented with an opportunity, our analysts carefully consider such factors as the bond's purpose, who will repay the bond, if the projections are reasonable, the payment schedule and the issuer's credit history. We incorporate all of the numerical findings in our internal, proprietary databases and spreadsheets created by our analysts. With the processed information and analysis, we meet with our portfolio managers to discuss the merits of each individual issue. The portfolio manager's decision to buy a security will depend largely on our analysis of the bond's credit quality and price. We continue to monitor our investments closely after the purchase, looking for signs of potential problems as well as additional opportunities.




1. For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.
2. Ratings can change.



This page is not part of the shareholder report.

Q: Do you feel it is important to personally meet management and municipal officials?

RAFAEL: Very much so. Each year Franklin's analysts and portfolio managers visit hundreds of sites to garner an understanding that can be obtained only through personal inspection. They meet face-to-face with the project's management and municipal officials to discuss firsthand any potential problems. Our analysts also can use these meetings to discover new opportunities, often before they are widely known.

Q: Do issuers and investment bankers ever come to Franklin?

RAFAEL: Our sizable presence in the municipal bond market frequently means that issuers and their bankers come to us with new issues. In a typical day, we may receive between 50 and 100 calls from brokers offering new and secondary issues. Approximately three times a week, investment bankers visit our offices, usually as part of an issue's road show. We view these as excellent opportunities not only to buy issues at favorable prices, but also to propose changes to the issue, enhancing its quality and appeal to our distinct standards.


[PICTURE OF       Municipal research analyst Molly Butler discusses a bond issue
 TWO WOMEN        with portfolio manager Stella Wong.
 IN FRONT OF
 COMPUTER]

                              This page is not part of the shareholder report.



Q: How can Franklin's research influence the portfolio managers' investment decisions?

RAFAEL: Our extensive research allows us to use a contrarian approach to investing, because we firmly believe that near-term volatility can create opportunities for greater long-term yields. For example, when Moody's, Standard & Poor's or Fitch, three national credit rating agencies, downgrade a bond, many investors sell the issue, sometimes reducing prices to what we believe are attractive levels. As we evaluate our investments based on our internal assessments, we can use these valuable opportunities to purchase what we believe are high-quality issues at temporarily depressed prices.

External events can also lead to situations where bonds become undervalued. Over the past few years, for example, Medicare reform negatively affected the hospital bond sector, even for those hospitals in strong financial shape. As many hospitals' credit profiles weakened, we were able to find value selectively through our analysts' expertise. Seeking to take advantage of this, we recommended such bonds to our portfolio managers who purchased them at a time when the market seemed to be shunning these issues.

This page is not part of the shareholder report.


Q: Could you provide an example of a successful outcome of your research?

RAFAEL: Sure. A perfect example is Tucson Electric Power (TEP). It issued $579 million in tax-exempt debt in 1997-98. However, the utility had a long, troubled history and its debt was rated below investment grade. So, Molly Butler, our electric utility analyst, and I flew to Tucson and spent an entire day with TEP's top executives and division heads. We discussed their history, current position and future plans as well as challenged and questioned many of their projections and assumptions. At the end of the day, we were satisfied that their management team had a clear vision and a realistic plan for the future.

Q: How is TEP doing today?

RAFAEL: Since then, the rating agencies have raised TEP's credit rating and the bonds have seen a significant increase in value. Of course, the ratings can change again in the future. However, the bonds are still offering above-market yields for our shareholders, because we were able to purchase the securities when they were unpopular. We have an excellent relationship with management and they often call Ms. Butler to discuss the latest releases of information.

THANK YOU, RAFAEL.



                             This page is not part of the shareholder report.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Highlights

                                                                    Class A
                                             ------------------------------------------------------
                                            Six Months Ended
                                           September 30,1999              Year Ended March 31,
                                             (unaudited)(***)           1999              1998
                                             --------------        --------------    --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......  $         7.40        $         7.35    $         7.09
                                             --------------        --------------    --------------
Income from investment operations:
 Net investment income ....................             .19                   .39               .42
 Net realized and unrealized gains
  (losses) ................................           (.42)                  .07               .27
                                             --------------        --------------    --------------
Total from investment operations ..........            (.23)                  .46               .69
                                             --------------        --------------    --------------
Less distributions from:
 Net investment income ....................            (.18)                 (.39)             (.42)
 Net realized gains .......................            (.01)                 (.02)             (.01)
                                             --------------        --------------    --------------
Total distributions .......................            (.19)                 (.41)             (.43)
                                             --------------        --------------    --------------
Net asset value, end of period ............  $         6.98        $         7.40    $         7.35
                                             ==============        ==============    ==============

Total Return(*) ...........................           (3.37%)                6.43%            10.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........  $   13,928,125        $   15,473,713    $   14,767,307
Ratios to average net assets:
 Expenses .................................             .56%(**)              .57%              .56%
 Net investment income ....................            5.25%(**)             5.21%             5.71%
Portfolio turnover rate ...................            8.80%                18.66%            17.29%

                                                                          Class A
                                                    ---------------------------------------------------

                                                                    Year Ended March 31,
                                                         1997               1996              1995
                                                     --------------    --------------    --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............   $         7.18    $         7.11    $         7.12
                                                     --------------    --------------    --------------
Income from investment operations:
 Net investment income ...........................              .43               .44               .45
 Net realized and unrealized gains (losses) ......             (.04)              .07              (.02)
                                                     --------------    --------------    --------------
Total from investment operations .................              .39               .51               .43
                                                     --------------    --------------    --------------
Less distributions from:
 Net investment income ...........................             (.43)             (.44)             (.44)
 Net realized gains ..............................
                                                               (.05)               --                --
                                                     --------------    --------------    --------------
Total distributions ..............................             (.48)             (.44)             (.44)
                                                     --------------    --------------    --------------
Net asset value, end of period ...................   $         7.09    $         7.18    $         7.11
                                                     ==============    ==============    ==============

Total Return(*) ..................................             5.67%             7.40%             6.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................   $   13,633,542    $   13,312,666    $   12,923,031
Ratios to average net assets:
 Expenses ........................................              .56%              .55%              .55%
 Net investment income ...........................             6.07%             6.14%             6.36%
Portfolio turnover rate ..........................             11.96%            19.24%            14.07%

(*)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. Prior to May 1,1994, dividends from net investment income were reinvested at the offering price.
(**)Annualized
(***)Based on average shares outstanding.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Highlights (continued)

                                                                 Class B
                                                   ---------------------------------------
                                                   Six Months Ended          Year Ended
                                                   September 30,1999          March 31,
                                                   (unaudited)(***)            1999(1)
                                                   ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......       $     7.39              $     7.41
                                                   ---------------------------------------
Income from investment operations:
 Net investment income ....................               .17                     .10
 Net realized and unrealized gains
  (losses).................................              (.42)                   (.03)
                                                   ---------------------------------------
Total from investment operations ..........              (.25)                    .07
                                                   ---------------------------------------
Less distributions from:
 Net investment income ....................              (.16)                   (.09)
 Net realized gains .......................              (.01)                     --
                                                   ---------------------------------------
Total distributions .......................              (.17)                   (.09)
                                                   ---------------------------------------
Net asset value,end of period .............        $     6.97              $     7.39
                                                   =======================================
Total Return(*) ...........................             (3.50%)                   .88%

RATIOS/SUPPLEMENTAL DATA
Net assets,end of period (000's) ..........        $   95,966              $   43,674
Ratios to average net assets:
 Expenses .................................              1.14%(**)               1.14%(**)
 Net investment income ....................              4.71%(**)               4.59%(**)
Portfolio turnover rate ...................              8.80%                  18.66%

(*)Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(**)Annualized
(***)Based on average shares outstanding.
(1)For the period January 1,1999 (effective date) to March 31,1999.



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Highlights (continued)

                                                                         Class C
                                                -------------------------------------------------------------
                                                Six Months Ended
                                                September 30,1999                 Year Ended March 31,
                                                 (unaudited)(***)              1999                 1998
                                                -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......       $      7.39              $      7.35          $      7.09
                                                   -----------              -----------          -----------
Income from investment operations:
 Net investment income ....................                .17                      .35                  .38
 Net realized and unrealized gains
  (losses) ................................               (.42)                     .06                  .27
                                                   -----------              -----------          -----------
Total from investment operations ..........               (.25)                     .41                  .65
                                                   -----------              -----------          -----------
Less distributions from:
 Net investment income ....................               (.16)                    (.35)                (.38)
 Net realized gains .......................               (.01)                    (.02)                (.01)
                                                   -----------              -----------          -----------
Total distributions .......................               (.17)                    (.37)                (.39)
                                                   -----------              -----------          -----------
Net asset value, end of period ............        $      6.97              $      7.39          $      7.35
                                                   ===========              ===========          ===========

Total Return(*) ...........................              (3.52%)                   5.70%                9.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........        $   431,526              $   464,535          $   295,976
Ratios to average net assets:
 Expenses .................................               1.14%(**)                1.14%                1.14%
 Net investment income ....................               4.68%(**)                4.61%                5.13%
Portfolio turnover rate ...................               8.80%                   18.66%               17.29%

                                                                       Class C
                                                         --------------------------------
                                                                Year Ended March 31,
                                                            1997                1996(1)
                                                         --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......             $      7.18          $      7.09
                                                         -----------          -----------
Income from investment operations:
 Net investment income ....................                      .39                  .38
 Net realized and unrealized gains
  (losses) ................................                     (.04)                 .08
                                                         -----------          -----------
Total from investment operations ..........                      .35                  .46
                                                         -----------          -----------
Less distributions from:
 Net investment income ....................                     (.39)                (.37)
 Net realized gains .......................                     (.05)                  --
                                                         -----------          -----------
Total distributions .......................                     (.44)                (.37)
                                                         -----------          -----------
Net asset value,end of period .............              $      7.09          $      7.18
                                                         ===========          ===========

Total Return(*) ...........................                     5.06%                6.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........              $   138,509          $    47,685
Ratios to average net assets:
 Expenses .................................                     1.14%                1.14%(**)
 Net investment income ....................                     5.47%                5.55%(**)
Portfolio turnover rate ...................                    11.96%               19.24%

(*)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. (**)Annualized
(***)Based on average shares outstanding.
(1)For the period May 1,1995 (effective date) to March 31,1996.


                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 99.1%
BONDS 89.8%
ABAG Finance Authority for Nonprofit Corps. COP,
    6.75%, 8/01/20 .......................................................................         $  3,955,000         $  4,272,191
    6.125%, 3/01/21 ......................................................................            4,245,000            4,324,169
    Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 ..................................            5,395,000            5,595,856
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ................................            6,000,000            5,723,280
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ................................           16,975,000           15,439,951
    Home for Jewish Parents, Insured, 5.625%, 5/15/22 ....................................            5,000,000            4,823,150
    MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39 .........................            5,500,000            5,044,600
    Milestones Human Services Inc., Insured, 5.65%, 7/01/22 ..............................            2,000,000            1,935,200
    Miramonte Mental Health Services, Insured, 6.60%, 7/01/22 ............................            1,250,000            1,317,050
    Peninsula Family YMCA, Series A, Pre-Refunded, 6.80%, 10/01/11 .......................            2,325,000            2,496,818
    Rehabilitation Mental Health Services Inc. Project, Insured, 6.50%, 6/01/12 ..........            2,000,000            2,113,280
    Rehabilitation Mental Health Services Inc. Project, Insured, 6.55%, 6/01/22 ..........            2,370,000            2,491,984
    Rhoda Haas Goldman Plaza, Insured, 5.125%, 5/15/23 ...................................            5,000,000            4,497,550
    United Way of Santa Clara County Project, 7.20%, 7/01/11 .............................            2,445,000            2,570,575
ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 .........................................            4,500,000            4,630,905
ABAG Revenue,
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ........            4,760,000            4,425,372
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 .........            4,140,000            3,852,270
    Tax Allocation, RDA Pool, Series A, FSA Insured, 6.00%, 12/15/24 .....................            6,000,000            6,147,060
    Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 ...................            6,320,000            6,406,205
    Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.25%, 12/15/17 ....................            1,200,000            1,160,328
    Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ...................            3,670,000            3,513,218
ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA
  Insured, 5.30%, 10/01/21 ...............................................................            5,450,000            5,218,103
    Adelanto Improvement Agency Tax Allocation,
    Adelanto Improvement Project, Series 1990, Pre-Refunded, 8.00%, 8/01/20 ..............           12,630,000           13,151,619
    Adelanto Improvement Project, Series 1990, Pre-Refunded, 8.25%, 8/01/20 ..............            1,855,000            2,022,080
    Refunding, Series 1985, ETM, 8.125%, 6/01/15 .........................................            7,155,000            7,368,505
Agua Mansa Industrial Growth Association Special Tax, CFD No. 8, 8.25%, 9/01/17 ..........           15,930,000           16,490,099
Alameda-Contra Costa Transit COP, Refunding, 7.60%, 8/01/18 ..............................           23,675,000           24,294,338
Alameda County COP,
    Alameda County Medical Center Project, MBIA Insured, 5.375%, 6/01/16 .................            4,175,000            4,095,926
    Alameda County Medical Center Project, MBIA Insured, 5.375%, 6/01/17 .................            4,400,000            4,294,356
    Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/23 ..................           19,195,000           17,253,426
    Alameda County Medical Center Project, MBIA Insured, 5.30%, 6/01/26 ..................            7,000,000            6,572,510
    Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/28 ..................            8,925,000            7,909,781
    Capital Projects, Series 1992, Pre-Refunded, 6.75%, 6/01/16 ..........................           10,500,000           11,400,585
    MBIA Insured, 5.75%, 12/01/21 ........................................................            3,720,000            3,748,644
Alhambra RDA, Tax Allocation, Industrial Redevelopment Project, Refunding,
  6.375%, 5/01/23 ........................................................................            2,560,000            2,591,642
Alvord USD,
    Series A, FGIC Insured, 5.375%, 8/01/27 ..............................................            6,100,000            5,824,463
    Series B, FGIC Insured, 5.50%, 8/01/27 ...............................................            5,000,000            4,860,850
Anaheim PFA Lease Revenue, Public Improvements Project, Series A, FSA Insured,
  5.00%,
    9/01/27 ..............................................................................            8,900,000            7,954,642
    3/01/37 ..............................................................................          146,010,000          128,436,236
Anaheim PFA Revenue, Electric Utilities, San Juan 4, Second Series, FGIC
  Insured, 5.75%, 10/01/22 ...............................................................           24,940,000           25,044,499
Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
  MBIA Insured, 5.50%, 8/01/22 ...........................................................            4,870,000            4,740,020


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Antioch Development Agency Tax Allocation, Project 1, Refunding, FGIC Insured,
  6.40%, 9/01/17 .........................................................................         $  4,895,000         $  5,170,931
Antioch PFA, Reassessment Revenue, sub. lien,
    Refunding, 5.60%, 9/02/09 ............................................................            1,295,000            1,293,951
    Refunding, Series B, 5.50%, 9/02/08 ..................................................            1,230,000            1,229,078
    Series B, 5.10%, 9/02/04 .............................................................            1,995,000            1,994,042
    Series B, 5.30%, 9/02/06 .............................................................            2,205,000            2,203,633
Apple Valley Insured Health Facilities Revenue COP, 7.30%, 6/01/20 .......................            3,500,000            3,624,040
Arcadia Hospital Revenue, Methodist Hospital of Southern California,
    6.50%, 11/15/12 ......................................................................            2,295,000            2,408,511
    6.625%, 11/15/22 .....................................................................            3,750,000            3,956,475
Azusa PFA Revenue,
    Local Agency, Series A, Pre-Refunded, 7.75%, 8/01/20 .................................           10,225,000           10,779,093
    Water Systems Acquisition Project, Refunding, Series A, FGIC Insured, 5.50%,
      7/01/20 ............................................................................            5,200,000            5,123,664
Bakersfield COP, Convention Center Expansion Project, Refunding, MBIA Insured,
  5.875%, 4/01/22 ........................................................................            7,270,000            7,398,679
Bakersfield Hospital Revenue,
    Adventist Health Systems West, Refunding, MBIA Insured, 5.50%, 3/01/19 ...............            6,085,000            5,977,904
    Bakersfield Memorial Hospital, Series A, Pre-Refunded, 6.375%, 1/01/12 ...............            2,205,000            2,354,808
    Bakersfield Memorial Hospital, Series A, Pre-Refunded, 6.50%, 1/01/22 ................            2,750,000            2,944,123
Bakersfield PFA Revenue, Series A, 6.10%, 9/15/10 ........................................           11,070,000           11,504,165
Baldwin Park PFA Revenue, Tax Allocation,
    Refunding, Series A, 7.10%, 9/01/24 ..................................................            2,000,000            2,129,100
    Series A, 7.75%, 8/01/19 .............................................................            5,265,000            5,417,738
    Series B, 7.75%, 8/01/21 .............................................................            5,795,000            5,952,972
Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A,
    6.70%, 8/01/14 .......................................................................            1,235,000            1,331,182
    6.25%, 8/01/17 .......................................................................            2,080,000            2,151,718
    6.80%, 8/01/23 .......................................................................            2,310,000            2,484,266
Belmont - Redwood Shores School District, Series A, 5.50%, 9/01/22 .......................            6,500,000            6,367,010
Berkeley Hospital Revenue, Alta Bates Hospital,
    Series B, Pre-Refunded, 7.65%, 12/01/15 ..............................................            6,135,000            6,355,492
    Series C, Pre-Refunded, 7.60%, 12/01/15 ..............................................            2,850,000            3,000,993
Brea and Olinda USD, COP, High School Refinancing Program, Refunding,
    Series A, FSA Insured, 6.25%, 8/01/18 ................................................           12,645,000           13,289,895
    Series B, 7.00%, 8/01/18 .............................................................            9,120,000            9,663,278
Brea PFA Revenue, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
    7.00%, 8/01/15 .......................................................................            1,720,000            1,824,438
    6.75%, 8/01/22 .......................................................................            4,395,000            4,634,132
    7.00%, 8/01/23 .......................................................................            6,150,000            6,510,083
Brea PFA Water Revenue, Series B, FGIC Insured, Pre-Refunded, 6.25%, 7/01/21 .............           11,070,000           11,398,779
Brea RDA, Tax Allocation, Redevelopment Project, Refunding, MBIA Insured,
    6.125%, 8/01/13 ......................................................................           12,845,000           13,549,163
    5.75%, 8/01/23 .......................................................................           18,320,000           18,390,166
Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA
  Insured, 5.80%, 9/02/17 ................................................................            5,300,000            5,419,144
Brentwood RDA, Tax Allocation, Brentwood Redevelopment Project, Series A, 7.70%,
  11/01/08 ...............................................................................            2,000,000            2,063,440
Brisbane PFA Revenue, 8.00%, 9/02/15 .....................................................            5,700,000            5,904,459
Buena Park CRDA, Tax Allocation, Central Business District Project, Refunding,
  Series A, 7.10%, 9/01/14 ...............................................................            7,000,000            7,388,990
Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ......................            1,375,000            1,419,083


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Burbank RDA, Tax Allocation,
    City Center Redevelopment Project, Refunding, Series A, FSA Insured, 5.50%,
       12/01/23 ..........................................................................         $  5,000,000         $  4,888,500
    Refunding, Series A, 6.00%, 12/01/23 .................................................            6,500,000            6,491,160
Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
  Series A, FSA Insured, 6.60%, 9/01/27 ..................................................              820,000              868,085
Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential,
  Refunding, FSA Insured, 5.80%, 8/01/24 .................................................            5,840,000            5,888,180
California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador
  County Project, ETM, 7.70%, 10/01/09 ...................................................            2,565,000            2,971,758
California Educational Facilities Authority Revenue,
  Chapman College, 7.30%, 1/01/02 ........................................................              700,000              736,540
    Chapman College, Pre-Refunded, 7.30%, 1/01/02 ........................................              385,000              408,085
    Chapman College, Pre-Refunded, 7.50%, 1/01/18 ........................................            3,000,000            3,188,970
    Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ..................           10,000,000            9,148,300
    Loyola Marymount University, Series B, Pre-Refunded, 6.60%, 10/01/22 .................            1,100,000            1,198,384
    Occidental College, Refunding, MBIA Insured, 5.625%, 10/01/17 ........................            5,815,000            5,852,507
    Occidental College, Refunding, MBIA Insured, 5.70%, 10/01/27 .........................           16,565,000           16,564,834
    Santa Clara University, MBIA Insured, Pre-Refunded, 5.75%, 9/01/26 ...................           20,500,000           22,396,865
    Santa Clara University, Refunding, MBIA Insured, 5.75%, 9/01/21 ......................            3,495,000            3,521,422
    Santa Clara University, Refunding, MBIA Insured, 5.75%, 9/01/26 ......................            6,315,000            6,336,408
    St. Mary's College of California Project, Pre-Refunded, 7.50%, 10/01/20 ..............            2,100,000            2,223,228
    Stanford University, Refunding, Series O, 5.125%, 1/01/31 ............................           21,250,000           19,360,025
    Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 .........................            6,000,000            6,111,780
California Health Facilities Financing Authority Revenue,
    Adventist Health Systems West, Series B, MBIA Insured, 6.25%, 3/01/21 ................            2,930,000            3,036,066
    AIDS Health Care Foundation, Refunding, Series C, California Mortgage
      Insured, 6.25%, 9/01/17 ............................................................            1,750,000            1,821,645
    AIDS Hospice Foundation, CHFCLP Insured, Pre-Refunded, 7.15%, 1/01/15 ................              830,000              853,680
    Association for Retarded Citizens of San Diego, CHFCLP Insured,
      Pre-Refunded, 7.00%, 5/01/21 .......................................................            3,650,000            3,826,989
    California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 .........            3,560,000            3,678,121
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ..........           13,000,000           13,241,280
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/25 ..........            1,000,000            1,024,470
    Catholic Healthcare West, Series A, 5.00%, 7/01/18 ...................................           40,000,000           33,397,200
    Catholic Healthcare West, Series A, 5.00%, 7/01/28 ...................................          140,630,000          111,047,073
    Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 .....................            5,000,000            4,633,150
    Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 ....................           11,500,000           10,513,990
    Catholic Healthcare West, Series A, Refunding, MBIA Insured, 6.00%, 7/01/17 ..........            7,300,000            7,554,989
    Cedarknoll Inc., Series B, California Mortgage Insured, Pre-Refunded, 7.50%,
      8/01/20 ............................................................................            1,575,000            1,655,861
    Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .................            8,355,000            7,919,454
    Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/27 .................           15,600,000           14,153,100
    Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.125%, 8/01/17 .................            6,105,000            5,786,746
    Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ..................           52,500,000           48,873,300
    Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 ........................            4,500,000            4,749,300
    Community Provider, Pooled Loan Program, Series A, Pre-Refunded, 7.35%,
      6/01/20 ............................................................................              730,000              762,427
    County Program, Series B, 7.20%, 1/01/12 .............................................            2,405,000            2,418,564
    El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 ...............................            3,350,000            3,197,944
    Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ..........................            5,000,000            4,595,400
    Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ..........................           25,390,000           22,484,622


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Health Facilities Financing Authority Revenue, (cont.)
    Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ..................         $  4,240,000         $  4,456,325
    Hospital of the Good Samaritan, Refunding, 6.90%, 9/01/07 ............................           13,920,000           14,561,990
    Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ............................           71,050,000           74,176,911
    Kaiser Permanente, Series A, 5.40%, 5/01/28 ..........................................           46,000,000           41,839,760
    Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 .............................           32,295,000           29,422,683
    Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 .............................          136,775,000          122,506,632
    Kaiser Permanente, Series A, Pre-Refunded, 7.00%, 10/01/18 ...........................            5,000,000            5,100,000
    Kaiser Permanente, Series A, Pre-Refunded, 6.75%, 10/01/19 ...........................            8,870,000            9,047,400
    Kaiser Permanente, Series A, Pre-Refunded, 6.50%, 12/01/20 ...........................           11,000,000           11,572,220
    Kaiser Permanente, Series B, 5.25%, 10/01/16 .........................................            7,515,000            7,041,254
    Kaiser Permanente, Series B, 5.00%, 10/01/18 .........................................           16,425,000           14,595,255
    Kaiser Permanente, Series B, 5.00%, 10/01/20 .........................................           36,520,000           32,034,979
    Kaiser Permanente, Series B, 5.40%, 5/01/28 ..........................................           80,000,000           72,764,800
    Lodi Memorial Hospital Association, Series A, CHFCLP Insured, 7.70%, 9/01/10 .........            4,000,000            4,187,080
    Marshall Hospital, Insured, Series A, 5.30%, 11/01/28 ................................            5,500,000            5,079,360
    Marshall Hospital, Series A, CHFCLP Insured, Pre-Refunded, 6.625%, 11/01/22 ..........            3,900,000            4,258,566
    Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured, 5.75%, 1/15/15 ......           11,500,000           11,703,895
    Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 .................            5,665,000            5,765,440
    Northern California Presbyterian, 5.40%, 7/01/28 .....................................            6,340,000            5,789,054
    On Lok Senior Health Services, Series A, CHFCLP Insured, 6.40%, 12/01/12 .............            2,000,000            2,120,300
    On Lok Senior Health Services, Series A, CHFCLP Insured, 6.50%, 12/01/22 .............            7,525,000            7,908,926
    Pomona Valley Hospital Medical Center, Pre-Refunded, 7.375%, 1/01/14 .................            4,000,000            4,116,200
    Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ............            4,200,000            4,278,288
    Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ...........            8,500,000            8,474,075
    San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20 ....            8,250,000            8,645,918
    San Diego Hospital Association, Series A, Pre-Refunded, 6.95%, 10/01/21 ..............           21,145,000           22,767,667
    Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ..................            9,725,000           10,229,241
    Small Facilities Loan, Health Facilities, Refunding, Series B, Insured,
       7.50%, 4/01/22 ....................................................................            5,000,000            5,590,450
    Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%,
       3/01/20 ...........................................................................            5,500,000            5,803,985
    South Coast Medical Center, CHFCLP Insured, Pre-Refunded, 7.25%, 7/01/15 .............            3,000,000            3,139,140
    Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 .......................            3,070,000            2,930,653
    St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 ......            7,000,000            7,464,240
    St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 ............................            2,595,000            2,721,013
    Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ....................            5,750,000            5,919,510
    Sutter Health, Series A, FSA Insured, 5.125%, 8/15/17 ................................            1,000,000              947,820
    Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 .................................            5,300,000            4,933,717
    Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .................................           61,000,000           53,213,960
    Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ................................           25,860,000           22,535,697
    The Help Group, CHFCLP Insured, 5.40%, 8/01/22 .......................................            7,420,000            7,010,564
    UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ......................           26,920,000           23,655,950
    UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .......           30,000,000           26,567,100
    UCSF-Stanford Health Care, Series A, Refunding, FSA Insured, 5.00%, 11/15/31 .........            2,150,000            1,889,313
    Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 .................................           11,640,000           11,196,050
    Walden House, State Guaranteed, 6.85%, 3/01/22 .......................................            3,225,000            3,399,924
California HFA, SFM Purchase,
    Class I, Series A-1, 6.05%, 8/01/26 ..................................................           13,935,000           14,071,842
    Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ...................................           10,245,000           10,527,967


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California HFAR,
    Home Mortgage, Series A, 6.55%, 8/01/26 ..............................................         $  6,975,000         $  7,233,773
    Home Mortgage, Series A, 7.70%, 8/01/30 ..............................................           10,205,000           10,424,305
    Home Mortgage, Series C, 7.60%, 8/01/30 ..............................................           27,600,000           28,150,896
    Home Mortgage, Series D, 7.75%, 8/01/10 ..............................................            1,235,000            1,267,925
    Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ................................            5,250,000            5,330,640
    Home Mortgage, Series E, 6.70%, 8/01/25 ..............................................            6,620,000            6,866,794
    Home Mortgage, Series E, 6.375%, 8/01/27 .............................................           14,090,000           14,475,502
    Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 ...............................           22,275,000           22,568,139
    Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25 ................................           17,500,000           17,748,325
    Home Mortgage, Series F, 6.75%, 8/01/11 ..............................................              865,000              900,309
    Home Mortgage, Series F-1, 6.875%, 8/01/15 ...........................................            3,350,000            3,497,099
    Home Mortgage, Series F-1, 7.00%, 8/01/26 ............................................           12,010,000           12,403,328
    Home Mortgage, Series G, 7.55%, 8/01/23 ..............................................            4,675,000            4,775,185
    Home Mortgage, Series G, 7.05%, 8/01/27 ..............................................            3,135,000            3,229,426
    Home Mortgage, Series H, 6.25%, 8/01/27 ..............................................           19,540,000           19,949,363
    Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 ................................            8,100,000            7,952,904
    Home Mortgage, Series J, MBIA Insured, 5.45%, 8/01/16 ................................            5,000,000            4,844,450
    Home Mortgage, Series J, MBIA Insured, 5.40%, 8/01/28 ................................            6,345,000            5,915,634
    Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 ................................           10,000,000            9,477,200
    Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 ................................           21,150,000           20,148,759
    Home Mortgage, Series N, 6.375%, 2/01/27 .............................................            7,180,000            7,381,399
    Home Mortgage, Series N, FSA Insured, 5.15%, 8/01/18 .................................            6,000,000            5,556,300
    Home Mortgage, Series Q, MBIA Insured, 5.85%, 8/01/16 ................................            5,000,000            5,093,000
    Home Mortgage, Series R, MBIA Insured, 6.15%, 8/01/27 ................................            9,000,000            9,144,900
    Home Mortgage, SF, Series A, 10.25%, 2/01/14 .........................................              465,000              465,251
    Home Mortgage, SF, Series B, 10.625%, 2/01/14 ........................................              170,000              170,112
    Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 .............................            4,365,000            4,579,540
    Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ..............................           11,855,000           12,402,820
    Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ..............................           11,345,000           11,907,372
    MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .....................................            5,000,000            5,143,050
    MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .....................................           15,000,000           14,038,650
    Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 .................................            2,465,000            2,466,799
    Series B, MBIA Insured, 8.625%, 8/01/15 ..............................................            1,975,000            2,001,050
    Series B-1, Class 1, 5.65%, 8/01/28 ..................................................           13,190,000           12,663,983
    SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ................................           13,845,000           13,373,993
    SFM, Series C-4, Class 1, FHA Insured, 5.65%, 8/01/16 ................................            4,745,000            4,772,996
California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
    4.50%, 10/01/99 ......................................................................               70,000               70,000
    4.65%, 10/01/00 ......................................................................               55,000               55,370
    4.80%, 10/01/01 ......................................................................               60,000               60,668
    4.95%, 10/01/02 ......................................................................               65,000               66,210
    5.05%, 10/01/03 ......................................................................               65,000               66,268
    5.15%, 10/01/04 ......................................................................               70,000               71,418
    5.25%, 10/01/05 ......................................................................               70,000               71,404
    6.25%, 10/01/25 ......................................................................            2,875,000            2,914,618


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California PCFA,
    PCR, PG&E Co., Series A, 6.625%, 6/01/09 .............................................         $  1,750,000         $  1,848,210
    PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 ......................            2,510,000            2,662,884
    PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 .......................           29,000,000           30,831,930
    PCR, Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 .........           12,120,000           12,808,780
    Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%,
  11/01/27 ...............................................................................           17,205,000           17,568,026
California Public Capital Improvement Financing Authority Revenue, Pooled
  Projects,
    Joint Powers Agency, Series E, 8.375%, 3/01/03 .......................................           16,970,000           17,084,208
    Series A, 8.40%, 3/01/08 .............................................................           52,375,000           53,603,194
    Series A, 8.50%, 3/01/18 .............................................................          121,300,000          124,201,496
California Resources Efficiency Financing Authority COP, Capital Improvement
  Program, Refunding, AMBAC Insured,
    5.625%, 4/01/22 ......................................................................           10,365,000           10,319,083
    5.75%, 4/01/27 .......................................................................            7,885,000            7,913,544
California Rural Home Mortgage Finance Authority SFMR, GNMA Secured, FNMA
  Insured, 7.00%, 9/01/29 ................................................................            4,715,000            5,040,038
California Special Districts Association Finance Corp. COP, Series F, 8.10%,
  9/01/10 ................................................................................              150,000              153,020
California Special Districts Lease Financing Program COP,
    Series C, 7.90%, 4/01/14 .............................................................              135,000              137,269
    Series E, 7.70%, 12/01/09 ............................................................              205,000              207,741
    Series E, 7.75%, 12/01/19 ............................................................              305,000              309,020
California State Department of Transportation COP, East Bay State Building,
  Series A, Pre-Refunded, 6.50%, 3/01/16 .................................................            2,000,000            2,108,820
California State Department of Veteran Affairs Home Purchase Revenue,
    Refunding, Series A, 5.40%, 12/01/28 .................................................            9,580,000            9,238,856
    Refunding, Series B, 5.50%, 12/01/18 .................................................            2,500,000            2,430,625
    Series A, Chase Revenue, Series A, 5.20%, 12/01/27 ...................................           33,000,000           30,916,710
    Series B, 5.20%, 12/01/28 ............................................................           63,875,000           59,184,659
California State Department of Water Resources Central Valley Project Water
  System Revenue,
    Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ..................................           18,000,000           17,183,160
    Series J-1, 6.00%, 12/01/20 ..........................................................            9,580,000            9,738,549
    Series J-2, 6.00%, 12/01/20 ..........................................................           22,865,000           23,243,416
    Series J-3, 6.00%, 12/01/20 ..........................................................           18,945,000           19,258,540
    Series L, 5.75%, 12/01/19 ............................................................           22,240,000           22,373,218
    Series L, 5.50%, 12/01/23 ............................................................           52,395,000           51,226,592
    Series L, 5.875%, 12/01/25 ...........................................................           40,070,000           40,447,459
    Series O, 5.00%, 12/01/22 ............................................................            5,500,000            4,988,280
    Series O, 4.75%, 12/01/25 ............................................................           16,000,000           13,694,240
    Series O, MBIA Insured, 4.75%, 12/01/29 ..............................................            8,000,000            6,769,440
    Series S, 5.00%, 12/01/29 ............................................................           24,595,000           21,901,356
    Series U, 5.00%, 12/01/29 ............................................................           56,975,000           50,735,098
California State GO,
    5.75%, 3/01/19 .......................................................................              700,000              706,251
    5.25%, 10/01/20 ......................................................................           11,170,000           10,664,334
    5.75%, 3/01/23 .......................................................................              645,000              647,703
    5.90%, 4/01/23 .......................................................................            3,300,000            3,358,674
    6.00%, 3/01/24 .......................................................................              570,000              584,250
    6.00%, 5/01/24 .......................................................................            2,565,000            2,630,561
    5.00%, 10/01/27 ......................................................................            2,110,000            1,885,707


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California State GO, (cont.)
    5.125%, 10/01/27 .....................................................................         $ 39,835,000         $ 36,390,866
    AMBAC Insured, 5.90%, 3/01/25 ........................................................              210,000              213,891
    AMBAC Insured, 5.125%, 10/01/27 ......................................................           31,420,000           28,703,427
    AMBAC Insured, Pre-Refunded, 5.90%, 3/01/25 ..........................................           10,000,000           10,828,300
    FGIC Insured, 5.75%, 11/01/17 ........................................................            2,100,000            2,119,173
    FGIC Insured, 6.00%, 8/01/19 .........................................................              905,000              930,367
    FGIC Insured, 5.625%, 10/01/21 .......................................................           10,000,000            9,981,100
    FGIC Insured, 5.625%, 10/01/26 .......................................................           52,500,000           51,960,300
    FGIC Insured, Pre-Refunded, 6.00%, 8/01/19 ...........................................            2,000,000            2,187,360
    FSA Insured, 5.50%, 3/01/20 ..........................................................            5,500,000            5,420,140
 (a)FSA Insured, 5.50%, 9/01/29 ..........................................................           30,000,000           29,141,700
    MBIA Insured, 6.00%, 10/01/21 ........................................................              160,000              163,168
 (a)MBIA Insured, 5.00%, 8/01/24 .........................................................            7,500,000            6,760,650
    MBIA Insured, 6.00%, 8/01/24 .........................................................              990,000            1,013,235
    MBIA Insured, Pre-Refunded, 6.00%, 8/01/24 ...........................................           17,500,000           19,139,400
    Pre-Refunded, 6.00%, 3/01/24 .........................................................            5,430,000            5,907,297
    Pre-Refunded, 6.00%, 5/01/24 .........................................................            6,725,000            7,331,864
    Refunding, 5.625%, 9/01/24 ...........................................................           10,650,000           10,571,829
    Refunding, FGIC Insured, 5.375%, 6/01/26 .............................................            7,500,000            7,167,375
    Series BR, 5.25%, 12/01/26 ...........................................................            5,000,000            4,600,250
    Series BR, 5.30%, 12/01/29 ...........................................................           13,000,000           11,922,950
    Various Purposes, 5.50%, 4/01/15 .....................................................           21,920,000           21,971,293
    Various Purposes, FSA Insured, 5.50%, 4/01/19 ........................................            6,500,000            6,423,430
    Veterans Bonds, Series BD, BE, and BF, 6.40%, 2/01/22 ................................           29,000,000           29,151,670
    Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 ................................           10,570,000           10,629,192
    Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.20%, 2/01/16 .................           11,500,000           11,553,245
    Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.375%, 2/01/27 ................           45,000,000           45,225,900
    Veterans Bonds, Series BH, 5.50%, 12/01/18 ...........................................           44,250,000           43,072,065
    Veterans Bonds, Series BH, 5.60%, 12/01/32 ...........................................           44,235,000           42,557,609
    Veterans Bonds, Series BH, FSA Insured, 5.40%, 12/01/16 ..............................            3,250,000            3,157,765
    Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ..............................           22,265,000           21,187,151
    Veterans Bonds, Series BM, 5.45%, 12/01/25 ...........................................           36,635,000           35,783,969
    Veterans Bonds, Series BN, 5.375%, 12/01/21 ..........................................           24,870,000           24,317,140
    Veterans Bonds, Series BN, 5.45%, 12/01/28 ...........................................           21,575,000           20,900,134
California State HFA Revenue, Home Mortgage, Series L, MBIA Insured, 6.40%,
  8/01/27 ................................................................................           15,380,000           15,858,779
California State Local Government Finance Authority Revenue, Marin Valley,
  Series A, FSA Insured, 5.85%, 10/01/27 .................................................            6,735,000            6,836,699
California State Public Works Board Lease Revenue,
    California Science Center, Series A, 5.25%, 10/01/22 .................................            8,645,000            8,086,965
    California State University, Various Projects, Series A, 6.30%, 10/01/04 .............            5,250,000            5,635,560
    California State University, Various Projects, Series A, Pre-Refunded,
  6.375%, 10/01/05 .......................................................................            6,815,000            7,371,649
    California State University, Various Projects, Series A, Pre-Refunded,
  6.50%, 10/01/06 ........................................................................           10,695,000           11,605,893
    Department of Corrections, California State Prison at Coalinga, Series B,
  MBIA Insured, 5.375%, 12/01/19 .........................................................           15,250,000           14,837,335
    Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured,
  5.25%, 1/01/21 .........................................................................           17,405,000           16,569,212
    Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 ...............            5,000,000            5,001,300
    Department of Justice Building, Series A, FSA Insured, Pre-Refunded, 5.80%,
  5/01/15 ................................................................................            5,500,000            5,939,615


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California State Public Works Board Lease Revenue, (cont.)
    Southern California Veterans Home, Series A, Pre-Refunded, 6.375%, 10/01/08 ..........         $  3,000,000         $  3,331,080
    Southern California Veterans Home, Series A, Pre-Refunded, 6.50%, 10/01/14 ...........            3,750,000            4,184,700
    Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 ...........            8,500,000            7,729,475
    University of California, Various Projects, Refunding, Series A, 5.50%,
      6/01/21 ............................................................................           14,000,000           13,755,560
    University of California, Various Projects, Refunding, Series A, 5.00%,
      6/01/23 ............................................................................           23,175,000           20,968,740
    University of California, Various Projects, Series A, Pre-Refunded, 6.375%,
      10/01/14 ...........................................................................           11,480,000           12,746,933
    University of California, Various Projects, Series A, Pre-Refunded, 6.375%,
      11/01/14 ...........................................................................           23,130,000           25,713,158
    University of California, Various Projects, Series A, Pre-Refunded, 6.375%,
      10/01/19 ...........................................................................            2,150,000            2,387,274
    University of California, Various Projects, Series B, 5.50%, 6/01/19 .................           13,000,000           12,845,170
    University of California, Various Projects, Series B, Pre-Refunded, 6.625%,
      12/01/14 ...........................................................................            7,415,000            8,337,871
    Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 ...........            8,320,000            8,507,866
California State University Headquarters Building Authority Lease Revenue,
  Series B, MBIA Insured, 5.25%, 9/01/22 .................................................            6,850,000            6,449,755
California Statewide CDA Revenue COP,
    Catholic Healthcare West, MBIA Insured, 5.50%, 7/01/23 ...............................           11,240,000           10,919,885
    Cedars-Sinai Medical Center, 6.75%, 8/01/22 ..........................................            6,955,000            7,109,401
    CHFCLP Insured, ETM, 5.90%, 8/01/21 ..................................................            4,000,000            4,002,560
    CHFCLP Insured, Families First Inc., 7.25%, 12/01/22 .................................            5,120,000            5,640,499
    CHFCLP Insured Health Facilities, AIDS Project, Series A, 6.25%, 8/01/22 .............            2,590,000            2,675,470
    CHFCLP Insured Health Facilities, Children's Campus, 6.375%, 9/01/12 .................            2,765,000            2,917,462
    CHFCLP Insured Health Facilities, Children's Campus, 6.50%, 9/01/22 ..................            3,000,000            3,146,280
    CHFCLP Insured Health Facilities, Eskaton Properties, 6.75%, 5/01/21 .................            9,600,000           10,417,152
    CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
      Pre-Refunded, 5.75%, 10/01/25 ......................................................           36,000,000           38,081,160
    CHFCLP Insured Hospital, Triad Health Care, Refunding, ETM, 6.25%, 8/01/06 ...........            2,000,000            2,120,320
    CHFCLP Insured Hospital, Triad Health Care, Refunding, Pre-Refunded, 6.50%,
      8/01/22 ............................................................................           80,230,000           86,894,706
    CHFCLP Insured Retirement Housing Foundation, Refunding, 6.625%, 4/15/12 .............            7,000,000            7,558,880
    CHFCLP Insured Retirement Housing Foundation, Refunding, 6.75%, 4/15/22 ..............           16,000,000           17,325,120
    Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 ............................            5,365,000            5,557,711
    Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 ............................            3,775,000            3,873,981
    Gemological Institute, Connie Lee Insured, 6.00%, 5/01/25 ............................            4,755,000            4,859,087
    Health Facilities, Barton Memorial Hospital, Refunding, Series B, 6.40%,
      12/01/05 ...........................................................................              250,000              262,188
    Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ...................................            7,065,000            7,307,471
    Sisters Charity Leavenworth, 5.00%, 12/01/23 .........................................           11,375,000           10,104,981
    Southern California Development Corp., 6.10%, 12/01/15 ...............................            2,255,000            2,342,765
    St. Joseph Health System Group, Pre-Refunded, 6.50%, 7/01/15 .........................            8,395,000            9,350,267
    St. Joseph Health System Group, Pre-Refunded, 6.625%, 7/01/21 ........................           12,500,000           13,988,875
    Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ..........................           25,520,000           24,838,616
    Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.00%, 8/15/09 ..............            6,465,000            6,814,563
    Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.125%, 8/15/22 .............            9,330,000            9,591,053
    Sutter Health Obligated Group, Refunding, MBIA Insured, 5.50%, 8/15/23 ...............           14,000,000           13,600,580
California Statewide CDA,
    COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 .................................            5,000,000            5,052,600
    COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ................................           37,685,000           34,212,704
    COP, Kaiser Permanente, 5.30%, 12/01/15 ..............................................           32,200,000           30,555,868
    COP, MBIA Insured, 5.00%, 4/01/18 ....................................................            7,000,000            6,444,410
    COP, MBIA Insured, 5.125%, 4/01/23 ...................................................            6,000,000            5,505,540

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Statewide CDA, (cont.)
    COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ............................         $  5,000,000         $  4,670,700
    COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 .............................           16,250,000           15,038,888
    COP, The Internext Group, 5.375%, 4/01/17 ............................................            5,000,000            4,608,400
    COP, The Internext Group, 5.375%, 4/01/30 ............................................           27,680,000           24,534,722
    Lease Revenue, Oakland Convention Center Project, Refunding, AMBAC Insured,
      5.50%, 10/01/14 ....................................................................           10,000,000           10,035,400
    Lease Revenue, Special Facilities, United Airlines, Los Angeles, 5.625%,
      10/01/34 ...........................................................................           58,920,000           53,866,432
 (a)Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
      10/01/33 ...........................................................................           19,125,000           17,699,996
    MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 .................            7,476,000            7,680,842
    MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 .........................................            8,000,000            8,229,200
    MFHR, Springdale Apartments, Series O, GNMA Secured, 5.50%, 3/20/40 ..................           17,550,000           16,371,167
    Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA
      Insured, 5.00%, 10/01/25 ...........................................................            2,250,000            2,020,973
    Water Revenue, Refunding, Series A, 6.10%, 7/01/21 ...................................            4,615,000            4,719,207
California Statewide Communities Development Corp. COP, Pacific Homes, Series A,
  Pre-Refunded, 6.00%, 4/01/17 ...........................................................            6,270,000            6,390,008
California Urban Waterfront Area Restoration, 7.40%, 10/01/20 ............................            2,575,000            2,660,825
California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ......................           20,000,000           19,219,000
Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ...........................            4,150,000            4,262,382
Campbell COP, Civic Center Project, Refunding, Series 1991, Pre-Refunded, 6.75%,
  10/01/17 ...............................................................................            1,410,000            1,512,860
Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%,
  10/20/34 ...............................................................................            5,615,000            5,784,068
Campbell USD, Series A, MBIA Insured, Pre-Refunded, 6.25%, 8/01/19 .......................            3,250,000            3,589,560
Camrosa Water District COP, Water System Improvement Projects, MBIA Insured,
  6.00%, 1/15/20 .........................................................................            5,120,000            5,265,152
Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series
  Q, 6.35%, 8/01/12 ......................................................................            2,800,000            2,867,424
Capistrano Unified PFA, Special Tax Revenue, First Lien, Refunding, Series A,
  AMBAC Insured, 5.70%, 9/01/20 ..........................................................           10,640,000           10,698,414
Carson RDA, Project Area No. 1, Refunding, Series 1992, 6.375%,
    10/01/12 .............................................................................            3,965,000            4,157,065
    10/01/16 .............................................................................            1,565,000            1,628,868
Castaic Lake Water Agency COP, Water System Improvement Project, Refunding,
  Series A, MBIA Insured,
    6.125%, 8/01/15 ......................................................................           11,540,000           12,078,110
    6.00%, 8/01/18 .......................................................................            5,345,000            5,500,967
Cathedral City PFA Revenue, Tax Allocation, Redevelopment Projects, Refunding,
  Series A, MBIA Insured, 5.70%, 8/01/24 .................................................           11,210,000           11,223,004
Central San Joaquin Water Conservation District COP, Series 1990, Pre-Refunded,
  7.65%, 12/01/18 ........................................................................            4,630,000            4,974,981
Cerritos PFA Revenue, Los Coyotes Redevelopment Project Loan, Series A, AMBAC
  Insured, 5.75%, 11/01/22 ...............................................................            5,500,000            5,524,860
Chaffey Community College District COP, 7.40%, 11/01/14 ..................................            5,000,000            5,789,950
Chico PFA Revenue, Southeast Chico Redevelopment Project, Series A, FGIC
  Insured, 6.625%, 4/01/21 ...............................................................            1,955,000            2,013,200
Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
    6.80%, 2/01/11 .......................................................................            4,110,000            4,295,813
    6.75%, 2/01/21 .......................................................................            2,800,000            2,910,852
Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%, 9/01/22 ............            9,980,000           10,624,209
Chino USD, COP, Land Acquisition,
    Series A, FSA Insured, 6.60%, 9/01/14 ................................................            1,265,000            1,302,128
    Series A, FSA Insured, 6.70%, 9/01/29 ................................................            7,105,000            7,273,602
    Series D, BIG Insured, 7.45%, 9/01/24 ................................................            7,605,000            7,774,820
    Series E, BIG Insured, 7.50%, 9/01/24 ................................................              495,000              506,073
Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
    8.10%, 9/02/01 .......................................................................               65,000               67,303
    8.20%, 9/02/02 .......................................................................              100,000              103,683


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country
  Club, (cont.)
    8.25%, 9/02/03 .......................................................................         $     95,000         $     98,478
    8.30%, 9/02/04 .......................................................................              130,000              134,705
    8.30%, 9/02/05 .......................................................................              150,000              155,304
    8.35%, 9/02/06 .......................................................................              140,000              144,920
    8.35%, 9/02/07 .......................................................................              170,000              175,918
    8.375%, 9/02/08 ......................................................................              180,000              186,156
    8.375%, 9/02/09 ......................................................................              200,000              206,808
    8.40%, 9/02/10 .......................................................................               25,000               25,852
    8.40%, 9/02/11 .......................................................................              195,000              201,642
    8.40%, 9/02/12 .......................................................................              240,000              248,124
    8.40%, 9/02/13 .......................................................................              270,000              279,140
Clayton Special Tax, CFD No. 90-1, Pre-Refunded, 8.60%, 9/02/22 ..........................            6,215,000            6,579,883
Clovis COP, Pre-Refunded, 7.20%, 8/01/11 .................................................            2,670,000            2,871,638
Coachella RDA, Tax Allocation, Project Area No. 4, Pre-Refunded, 8.45%, 9/01/20 ..........            1,750,000            1,860,863
Coachella Valley COP, ID No. 71, Storm Water District, Flood Control Project,
  Pre-Refunded, 6.75%, 10/01/12 ..........................................................            3,000,000            3,280,860
Coachella Valley USD, COP, 8.25%, 9/01/12 ................................................            6,375,000            6,650,145
Colma 1915 Act, Local ID No. 1, Refunding, 4.90%, 9/02/00 ................................              440,000              442,077
Colton RDA, MFR, Seniors Housing Project, Series A, 7.75%, 7/01/22 .......................            4,100,000            4,168,675
Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ..........................            1,555,000            1,612,737
Commerce Joint Powers Financing Authority Lease Revenue, Community Center,
  Series A, 6.25%, 10/01/22 ..............................................................            4,000,000            4,052,040
Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%,
  7/01/10 ................................................................................           31,825,000           36,203,484
Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%,
  9/01/15 ................................................................................            5,000,000            4,855,350
Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ......................            7,005,000            7,359,593
Compton Sewer Revenue,
    Pre-Refunded, 6.75%, 7/01/23 .........................................................            4,535,000            5,008,545
    Series 1993, Pre-Refunded, 6.60%, 7/01/12 ............................................            1,405,000            1,544,488
Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding,
  Sub Series A, 6.00%, 7/01/19 ...........................................................            8,395,000            8,414,225
Contra Costa County COP,
    Capital Projects Program, Refunding, AMBAC Insured, 5.25%, 2/01/21 ...................            6,570,000            6,253,917
    Merrithew Memorial Hospital Project, Refunding, MBIA Insured, 5.50%,
  11/01/22 ...............................................................................           11,000,000           10,774,280
    Series 1994, Pre-Refunded, 6.50%, 8/01/24 ............................................            4,500,000            5,008,320
Contra Costa County MFHR, Byron Park Project, Refunding, Series C, GNMA Secured,
  6.40%, 1/20/31 .........................................................................            5,930,000            6,139,092
Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
    ETM, 6.875%, 3/01/07 .................................................................           13,900,000           15,174,213
    FGIC Insured, ETM, 6.50%, 3/01/09 ....................................................            1,000,000            1,052,290
Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 .............................            1,245,000            1,294,016
Corona 1915 Act,
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/00 ......................................            1,480,000            1,520,138
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/01 ......................................            1,575,000            1,636,031
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/02 ......................................            1,540,000            1,598,797
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/03 ......................................            1,650,000            1,712,321
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/04 ......................................            1,885,000            1,955,009
    AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/00 ................................              810,000              829,837
    AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/01 ................................              875,000              907,865


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Corona 1915 Act, (cont.)
      AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/02 ..............................................  $   925,000  $   959,401
      AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/03 ..............................................      985,000    1,021,228
      AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/04 ..............................................    1,055,000    1,093,138
Corona COP,
      Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...................................   15,000,000   19,551,300
      Vista Hospital System, Refunding, Series C, 9.50%, 7/01/20 .........................................   22,325,000   22,325,000
Corona-Norco USD,
      Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%, 4/15/29 .............................   18,435,000   18,833,196
      Special Tax, CFD No. 88-1, Pre-Refunded, 7.55%, 10/01/14 ...........................................    5,195,000    5,350,850
Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding, Series A, FGIC Insured,
      6.25%, 9/01/16 .....................................................................................    3,000,000    3,194,760
CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 .........................    2,100,000    2,113,167
Cucamonga School District COP, Pre-Refunded, 7.60%, 12/01/15 .............................................    1,750,000    1,795,955
Culver City Redevelopment Finance Authority Revenue, Sub. Lien, Project Loans, Series B,
      7.50%, 12/01/08 ....................................................................................    1,630,000    1,672,413
      7.60%, 12/01/15 ....................................................................................    7,955,000    8,163,182
      AMBAC Insured, Pre-Refunded, 7.50%, 12/01/08 .......................................................    3,370,000    3,457,957
      AMBAC Insured, Pre-Refunded, 7.60%, 12/01/15 .......................................................   16,445,000   16,876,846
Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ........................................................    5,000,000    5,009,800
Cupertino COP,
      Memorial Park Expansion Project, Bank Qualified, Pre-Refunded, 7.25%, 7/01/10 ......................    4,110,000    4,302,184
      Refunding, Series A, 5.75%, 1/01/16 ................................................................    5,000,000    5,055,750
      Refunding, Series B, 6.25%, 7/01/10 ................................................................    3,535,000    3,726,844
Cypress COP, Civic Center, Refunding and Improvement Project, 6.80%, 8/01/17 .............................    3,440,000    3,628,271
Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%, 9/01/20 ...........    1,230,000    1,279,421
Downey Community Development Commission Tax Allocation, Downey Redevelopment Project, Refunding,
MBIA Insured, 5.125%,
      8/01/20 ............................................................................................    2,770,000    2,570,671
      8/01/28 ............................................................................................    4,120,000    3,759,212
Duarte COP,
      City Civic Center, Refunding, 7.00%, 6/15/22 .......................................................    5,370,000    5,626,901
      Refunding, Series A, 5.25%, 4/01/24 ................................................................    5,000,000    4,463,200
      Series A, 5.25%, 4/01/19 ...........................................................................    5,000,000    4,551,050
      Series A, 5.25%, 4/01/31 ...........................................................................   12,500,000   10,942,250
East Bay MUD,
      Wastewater System Revenue, Sub., MBIA Insured, 5.00%, 6/01/38 ......................................   23,115,000   20,306,528
      Water System Revenue, Sub., MBIA Insured, 5.00%, 6/01/38 ...........................................   64,095,000   56,307,458
      Water System Revenue, Sub., Refunding, 6.00%, 6/01/20 ..............................................   15,100,000   15,517,213
East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.80%, 9/01/21 ...............................    9,100,000    9,194,458
Eastern Municipal Water District, Water and Sewer Revenue COP, Refunding, Series A, FGIC Insured,
      6.30%, 7/01/20 .....................................................................................    7,975,000    8,242,322
El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%, 10/01/22 ...........   11,285,000   10,768,486
El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 ............................    8,945,000   10,145,330
El Dorado County Board Authority Lease Revenue, Capital Facilities Project, Pre-Refunded,
      7.40%, 11/01/09 ....................................................................................    5,500,000    5,831,375
El Dorado County Special Tax, Community Facilities District No 1992-1, 6.25%, 9/01/29 ....................   20,000,000   19,998,600
El Dorado UHSD COP, Capital Projects, Pre-Refunded, 6.30%, 8/01/12 .......................................    3,390,000    3,653,674



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
El Monte COP, Department of Public Social Services Facility, AMBAC Insured, 4.75%, 6/01/30 .............  $ 10,790,000  $  9,093,273
El Monte PFA, Tax Allocation Revenue, Downtown El Monte Redevelopment Project, Series A, Pre-Refunded,
      6.35%, 12/01/23 ..................................................................................     2,480,000     2,722,941
Emeryville PFA Revenue,
      Housing Increment Loan, 6.20%, 9/01/25 ...........................................................     3,115,000     3,165,401
      Housing Increment Loan, Series A, Pre-Refunded, 6.20%, 9/01/25 ...................................     2,970,000     3,294,443
      Shellmound Park Redevelopment and Housing Project, Series B, MBIA Insured, 5.00%, 9/01/28 ........    20,000,000    17,845,400
Empire USD COP, Garst School Supplies Financing Project, 6.75%, 12/01/17 ...............................     1,165,000     1,223,588
Empire USD, Special Tax, CFD No. 1987-1, Refunding, Series A, MBIA Insured, 6.50%, 10/01/17 ............     2,700,000     2,877,903
Escondido COP,
      Escondido Mobile Home Park, Pre-Refunded, 7.25%, 3/01/07 .........................................     1,000,000     1,064,560
      Escondido Mobile Home Park, Pre-Refunded, 7.40%, 3/01/21 .........................................     4,910,000     5,237,006
      Wastewater Project, Refunding, AMBAC Insured, 5.70%, 9/01/26 .....................................    13,465,000    13,464,192
      Wastewater Project, Refunding, AMBAC Insured, 5.80%, 9/01/26 .....................................       400,000       404,128
Fairfield PFA Revenue, Fairfield Redevelopment Projects, Series A, 7.80%, 8/01/19 ......................     2,145,000     2,176,767
Fairoaks Fire Protection District COP, 8.00%, 12/01/15 .................................................     1,960,000     2,043,320
Fallbrook UHSD, San Diego County, Series A, MBIA Insured, Pre-Refunded, 6.25%, 9/01/19 .................     6,000,000     6,634,920
Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%, 5/01/19 ..........................     2,590,000     3,005,099
Folsom PFA Revenue, Local Agency,
      7.25%, 10/01/10 ..................................................................................     3,000,000     3,165,780
      8.00%, 10/01/18 ..................................................................................     7,590,000     7,694,363
Folsom Special Tax, CFD No. 2, Pre-Refunded,
      7.60%, 12/01/09 ..................................................................................     3,910,000     4,012,325
      7.70%, 12/01/19 ..................................................................................     3,950,000     4,054,004
Fontana PFA Revenue, Tax Allocation, North Fontana Redevelopment,
      Series B, 6.30%, 1/15/24 .........................................................................     1,905,000     1,923,917
      Sub. Lien, Series A, Pre-Refunded, 7.65%, 12/01/09 ...............................................     2,000,000     2,191,140
      Sub. Lien, Series A, Pre-Refunded, 7.75%, 12/01/20 ...............................................    11,005,000    12,079,308
Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project,
      Refunding, Series A, 5.50%, 10/01/27 .............................................................    12,500,000    11,577,875
      Series A, Pre-Refunded, 7.10%, 10/01/23 ..........................................................    10,000,000    11,018,900
Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, MBIA Insured, 5.75%, 1/15/40 ....................................   332,660,000   317,623,768
      Senior Lien, Series A, 5.00%, 1/01/35 ............................................................    15,955,000    13,896,645
      Senior Lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ..............................................     5,500,000     4,642,165
      Senior Lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ..............................................   108,175,000   120,487,479
      Senior Lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ..............................................   132,495,000   143,541,108
Fort Bragg RDA, Tax Allocation Revenue, Fort Bragg Redevelopment Project, Series A, 6.875%, 5/01/18 ....     2,015,000     2,100,255
Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ...........................................     2,000,000     2,075,320
Fremont RDA, Tax Allocation, Irvington Redevelopment Project, 7.75%, 8/01/06 ...........................     1,980,000     2,009,482
Fresno County COP, American Avenue Landfill Project,
      ETM, 7.75%, 11/01/99 .............................................................................       295,000       295,900
      ETM, 7.90%, 11/01/00 .............................................................................       320,000       334,781
      ETM, 8.00%, 11/01/01 .............................................................................       345,000       373,024
      Pre-Refunded, 8.25%, 11/01/13 ....................................................................     7,185,000     7,995,468
Fresno County Office of Education COP, Capital Outlay Financing Program, Series C, 7.50%, 12/01/10 .....     2,470,000     2,550,794
Fresno Health Facilities Revenue, Holy Cross Health Systems Corp., MBIA Insured, 5.625%, 12/01/15 ......     5,000,000     5,031,850

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Fresno RDAR, Tax Allocation, Mariposa Redevelopment Project, Series A, 6.625%, 2/01/23 ...................  $ 1,505,000  $ 1,550,857
Fresno USD, COP, Project Phase VI, Series A, Pre-Refunded, 7.20%, 5/01/11 ................................    7,065,000    7,552,132
Galt COP, Wastewater Improvement, 7.80%, 9/01/10 .........................................................    3,340,000    3,532,417
Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19 ...............................................    7,250,000    7,443,068
Grand Terrace PFA, Series A, Pre-Refunded, 7.85%, 6/01/21 ................................................    2,945,000    3,185,754
Guam Power Authority Revenue, Refunding, Series A, 5.25%, 10/01/34 .......................................   10,000,000    8,855,000
Hawaiian Gardens RDA, Tax Allocation, Project No. 1,
      Refunding, 6.35%, 12/01/33 .........................................................................   13,000,000   13,213,460
      Refunding, ETM, 8.00%, 12/01/10 ....................................................................    6,905,000    7,974,654
Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ....................    8,925,000    8,420,648
Hemet USD, COP, Series 1991, Pre-Refunded, 8.00%, 12/01/13 ...............................................    4,000,000    4,410,960
Hemet Valley Hospital District Revenue COP, Hemacinto Community Corp. Project, Series A, 7.75%, 5/01/19 ..    2,515,000    2,540,552
Hesperia PFA Revenue, Highway and Street Improvement, Series A, 6.10%, 10/01/10 ..........................    1,600,000    1,676,112
Hesperia Water District COP, Water Facilities Improvement Projects, FGIC Insured, Pre-Refunded,
      7.15%, 6/01/26 .....................................................................................    5,000,000    5,331,400
Hollister RDA, Tax Allocation, Community Development Project,
      Series 1989, Pre-Refunded, 7.55%, 10/01/13 .........................................................    2,000,000    2,040,000
      Series B, FSA Insured, 6.625%, 10/01/07 ............................................................    1,905,000    2,025,453
      Series B, FSA Insured, 6.75%, 10/01/13 .............................................................    1,495,000    1,583,908
Huntington Beach COP, Emerald Cove Senior Citizens Housing Project, Refunding, 7.00%, 9/01/21 ............    3,655,000    3,735,447
Huntington Beach PFA Revenue, Huntington Beach Redevelopment Projects, Refunding, 7.00%, 8/01/24 .........    2,630,000    2,727,284
Huntington Park PFA, Local Agency Revenue, Refunding, Series A, MBIA Insured, 6.45%, 9/01/22 .............   10,000,000   10,685,500
Huntington Park RDA, Sales and Use Tax Revenue, Junior Lien, Tax Allocation, Merged Project, Pre-Refunded,
      8.00%, 1/01/22 .....................................................................................   11,665,000   12,021,016
Imperial COP,
      Wastewater System Refining Program, Refunding, Series B, 5.85%, 10/15/16 ...........................    1,820,000    1,868,558
      Wastewater System Refining Program, Refunding, Series B, 5.875%, 10/15/20 ..........................    3,175,000    3,251,010
      Water System Refining Program, Refunding, Series A, 5.85%, 10/15/16 ................................    2,625,000    2,695,035
      Water System Refining Program, Refunding, Series A, 5.875%, 10/15/20 ...............................    4,535,000    4,643,568
Imperial Irrigation District COP, Electric System Project, Series 1994, Pre-Refunded, 6.00%, 11/01/18 ....   21,010,000   22,950,063
Indio PFAR, Tax Allocation, Series 1992, Pre-Refunded,
      6.85%, 8/15/01 .....................................................................................      255,000      264,718
      6.95%, 8/15/02 .....................................................................................      275,000      285,640
      7.10%, 8/15/03 .....................................................................................      300,000      311,982
      7.30%, 8/15/22 .....................................................................................   12,120,000   12,621,041
Industry COP, Refunding, 6.625%, 6/01/06 .................................................................   11,380,000   12,516,407
Industry Urban Development Agency Tax Allocation, Transportation District No. 3 Project, Refunding,
      6.90%, 11/01/07 ....................................................................................    5,860,000    6,213,182
Inglewood Hospital Revenue, Daniel Freeman Hospital Inc., Pre-Refunded, 6.75%, 5/01/13 ...................   12,000,000   12,736,320
Inglewood PFA Revenue, La Cinega Redevelopment Project, Series A, AMBAC Insured, 6.00%, 5/01/16 ..........    7,410,000    7,602,734
Inglewood USD, COP, 7.375%, 10/01/05 .....................................................................    2,990,000    3,084,424
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B,
      FSA Insured,
      6.25%, 8/01/11 .....................................................................................    5,000,000    5,383,300
      6.00%, 8/01/16 .....................................................................................    5,000,000    5,140,800
Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding, ACA Insured,
      5.25%, 11/01/19 ....................................................................................    5,000,000    4,592,850


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

Intermodal Container Transfer Facility Joint Powers Authority Revenue, Refunding, Series A,
      7.65%, 11/01/04 ....................................................................................  $ 9,640,000  $ 9,876,373
      7.70%, 11/01/14 ....................................................................................   27,465,000   28,139,815
Inyo County COP, Series 1990, Pre-Refunded, 7.30%, 12/01/10 ..............................................    1,470,000    1,478,673
Irvine USD, Special Tax, CFD No. 86-1, Refunding, AMBAC Insured, 5.80%, 11/01/20 .........................    8,165,000    8,307,888
Irwindale CRDA, Tax Allocation,
      Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 .......................................    1,630,000    1,830,180
      Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ......................................    9,100,000   10,299,562
      Senior Lien, Refunding, FSA Insured, 5.75%, 8/01/26 ................................................   10,220,000   10,288,883
Irwindale PFA Special Tax, CFD No.1, Pre-Refunded, 8.50%, 11/01/20 .......................................   10,000,000   10,759,900
John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 ..............................    1,760,000    1,871,232
Keppel USD, Special Tax, CFD No. 91-1, Series A, 7.40%, 9/01/16 ..........................................    2,000,000    2,127,560
Kern County Board of Education COP,
      Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ..................................................   13,685,000   12,724,860
      Series A, MBIA Insured, 5.25%, 6/01/29 .............................................................    5,775,000    5,404,707
Kern County Housing Authority RRMR, Series A, 9.875%, 9/01/08 ............................................    3,105,000    3,120,649
Kern County Housing Authority SFMR, Series A, GNMA Secured,
      7.45%, 12/01/02 ....................................................................................      130,000      132,310
      7.55%, 12/01/07 ....................................................................................      285,000      295,650
      7.65%, 12/01/12 ....................................................................................      415,000      427,089
      7.70%, 12/01/23 ....................................................................................    1,895,000    1,928,200
      7.50%, 10/01/24 ....................................................................................      805,000      816,858
La Habra COP, Park La Habra and Viewpark Projects, FSA Insured, Pre-Refunded, 6.625%, 11/01/22 ...........    3,000,000    3,280,380
La Mesa Parking Authority Lease Revenue, Refunding, AMBAC Insured, 6.00%, 10/01/07 .......................    3,520,000    3,763,091
La Mirada RDA,
      Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 7.90%, 10/01/01 ....................      295,000      313,148
      Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.00%, 10/01/02 ....................      315,000      334,681
      Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.00%, 10/01/03 ....................      340,000      361,243
      Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.25%, 10/01/20 ....................   12,725,000   13,550,725
      Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%, 8/15/25 .........................    7,100,000    7,204,228
La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ............................................................    1,660,000    1,714,249
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1,
      7.10%, 6/01/21 .....................................................................................    4,945,000    5,132,168
      6.10%, 6/01/22 .....................................................................................    2,355,000    2,354,765
La Quinta RDA, Tax Allocation,
      Redevelopment Project Area No. 1, Refunding, AMBAC Insured, 5.20%, 9/01/28 .........................    8,600,000    7,993,786
      Redevelopment Project Area No. 1, Refunding, AMBAC Insured, 5.25%, 9/01/33 .........................    4,300,000    3,998,656
      Redevelopment Project Areas No. 1 and 2, MBIA Insured, 6.00%, 9/01/25 ..............................    7,500,000    7,693,875
Lake Arrowhead Community Services District COP, FGIC Insured,
      6.50%, 6/01/15 .....................................................................................    6,430,000    6,837,276
      Pre-Refunded, 6.50%, 6/01/15 .......................................................................    3,570,000    3,858,670
Lake Elsinore PFA, Tax Allocation Revenue, Lake Elsinore Redevelopment Projects, Series A, FSA Insured,
  5.80%, 9/01/25 .........................................................................................    6,750,000    6,803,190
Lake Elsinore PFA Tax Allocation Revenue, Series A, 5.50%, 9/01/30 .......................................   13,050,000   12,050,892
Lake Elsinore USD,
      COP, Pre-Refunded, 6.90%, 2/01/20 ..................................................................    5,150,000    5,666,288
      Special Tax, CFD No. 8, Pre-Refunded, 8.25%, 9/01/16 ...............................................    4,200,000    4,603,662



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)

Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A, FSA Insured, 6.50%,
      9/01/17 ............................................................................................  $ 6,705,000  $ 7,138,478
Lancaster COP, School District Project, FSA Insured, Pre-Refunded,
      6.95%, 3/01/12 .....................................................................................    2,640,000    2,906,930
      7.00%, 3/01/22 .....................................................................................    3,555,000    3,896,813
Lancaster RDA,
      RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ...........................................        5,000        5,097
      Tax Allocation, Amargosa Redevelopment Project, Refunding, MBIA Insured, 6.85%, 2/01/19 ............    6,055,000    6,337,345
      Tax Allocation, Combined Redevelopment Project Areas, Housing Program, MBIA Insured, 5.80%, 8/01/23     9,125,000    9,204,753
      Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA Insured, 5.70%,
        8/01/23 ..........................................................................................   13,140,000   13,158,133
Lassen County COP, Public Facility Project,
      Series A, Pre-Refunded, 7.50%, 11/01/04 ............................................................    1,260,000    1,287,430
      Series A, Pre-Refunded, 7.60%, 11/01/09 ............................................................    1,840,000    1,879,174
      Series B, Pre-Refunded, 7.50%, 11/01/04 ............................................................      835,000      853,178
      Series B, Pre-Refunded, 7.60%, 11/01/09 ............................................................    1,050,000    1,072,355
Lemon Grove CDA, Tax Allocation,
      1998 Refunding, 5.75%, 8/01/28 .....................................................................    8,115,000    7,688,963
      Lemon Redevelopment Project, Pre-Refunded, 6.90%, 8/01/20 ..........................................    1,000,000    1,093,630
Lemoore Financing Authority Lease Revenue, Water and Wastewater System Improvement Project, AMBAC Insured,
  6.20%, 12/01/20 ........................................................................................    4,400,000    4,654,364
Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25 ...................................................    6,105,000    6,423,376
Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ......................................................    2,745,000    2,892,681
Little Lake City School District COP, Refunding, Series A,
      6.15%, 6/01/06 .....................................................................................      280,000      287,193
      6.20%, 6/01/07 .....................................................................................      300,000      307,701
      6.25%, 6/01/08 .....................................................................................      315,000      322,138
      6.25%, 6/01/09 .....................................................................................      335,000      340,933
      6.25%, 6/01/10 .....................................................................................      355,000      361,465
Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project, 7.55%,
      3/01/20 ............................................................................................    9,165,000    9,441,141
Local Medical Facilities Financing Authority II COP, Insured California Health Clinic Project, 7.55%,
      11/01/20 ...........................................................................................    4,060,000    4,249,237
Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project, 6.90%,
      7/01/22 ............................................................................................    3,470,000    3,670,497
Loma Linda Hospital Revenue,
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 3.00%, 12/01/99 ..........      725,000      724,543
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 3.65%, 12/01/00 ..........    5,690,000    5,685,334
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 3.85%, 12/01/01 ..........    5,850,000    5,853,393
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 4.55%, 12/01/07 ..........    6,745,000    6,721,932
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 4.65%, 12/01/08 ..........    7,545,000    7,505,691
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 4.75%, 12/01/09 ..........    7,850,000    7,774,719
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 5.15%, 12/01/13 ..........    5,405,000    5,319,331
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 5.25%, 12/01/15 ..........    5,960,000    5,788,948
      Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured, 6.55%, 12/01/18 ..........   11,525,000   12,331,174
      Loma Linda University Medical Center, Refunding, Series B, MBIA Insured, 5.00%, 12/01/22 ...........    8,000,000    7,208,400
Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility, Refunding,
      Series B,
MBIA Insured, 5.00%, 10/01/27 ............................................................................   14,935,000   13,347,410
Long Beach COP, Fleet Services Project, Series A, Pre-Refunded, 6.60%, 5/01/14 ...........................    7,715,000    8,001,689
Long Beach Harbor Revenue, MBIA Insured,
      5.375%, 5/15/20 ....................................................................................   10,000,000    9,423,400
      5.25%, 5/15/25 .....................................................................................    5,500,000    5,043,940

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Long Beach HMR, Series A, 9.60%, 11/01/14 ..............................................................  $  1,635,000  $  1,646,429
Long Beach USD, COP, Los Angeles County Schools, Series A, 6.30%, 12/01/12 .............................     3,735,000     3,982,817
Los Angeles Community College District COP, Series A, Refunding, FSA Insured, 6.00%, 8/15/20 ...........     4,330,000     4,447,040
Los Angeles COP,
      Ararat Mission Hills Project, Series A, Pre-Refunded, 7.25%, 6/01/21 .............................     3,185,000     3,356,863
      Bay Harbor Hospital Inc., 7.30%, 4/01/20 .........................................................     5,335,000     5,536,770
      Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/24 ....................     4,000,000     3,904,440
      Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/31 ....................     5,000,000     4,839,200
Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding, AMBAC Insured,
6.00%, 12/01/16 ........................................................................................     6,000,000     6,173,220
Los Angeles County COP,
      CHFCLP Insured Health Clinic Program, Behavioral Health Service, Refunding, Series F, 5.875%,
      1/01/21 ..........................................................................................     7,520,000     7,537,822
      CHFCLP Insured Health Clinic Program, Series A, 7.30%, 1/01/21 ...................................    15,545,000    16,235,198
      CHFCLP Insured Health Clinic Program, Series B, 7.05%, 8/01/21 ...................................     7,175,000     7,464,081
      CHFCLP Insured Health Clinic Program, Series C, 6.90%, 1/01/22 ...................................     1,220,000     1,267,934
      Disney Parking Project, Pre-Refunded, 6.50%, 3/01/23 .............................................    13,060,000    14,230,045
      Marina del Rey, Series A, 6.50%, 7/01/08 .........................................................    21,615,000    22,822,414
      Retirement Housing Foundation, Refunding, 6.625%, 4/15/12 ........................................     3,400,000     3,671,456
      Retirement Housing Foundation, Refunding, 6.75%, 4/15/22 .........................................     7,665,000     8,299,815
      Series 1992, 6.625%, 7/01/22 .....................................................................     1,000,000     1,049,020
Los Angeles County MTA, Sales Tax Revenue,
      Proposition A, First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 .............    13,000,000    11,643,060
      Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 ..............    32,590,000    30,469,369
      Proposition A, First Tier, Senior Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/23 ...........     6,000,000     6,587,820
      Proposition A, Refunding, Series A, FGIC Insured, 5.00%, 7/01/21 .................................   118,800,000   108,362,232
      Proposition A, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ................................    10,060,000    10,081,025
      Proposition A, Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ...........................    12,200,000    13,395,234
      Proposition C, Second Senior Series A, AMBAC Insured, 5.00%, 7/01/25 .............................    58,000,000    52,116,480
Los Angeles County Public Works Financing Authority Revenue,
      Master Project, Refunding, Series A, FSA Insured, 5.25%, 3/01/15 .................................     5,000,000     4,896,400
      Multiple Capital Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ...................    23,600,000    21,497,240
      Regional Park and Open Space District, Series A, Pre-Refunded, 6.00%, 10/01/15 ...................    35,355,000    38,666,349
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Series A,
5.00%, 10/01/23 ........................................................................................    25,750,000    23,129,938
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Series A,
      MBIA Insured,
      5.25%, 10/01/19 ..................................................................................    30,000,000    28,746,300
      5.00%, 10/01/23 ..................................................................................    14,300,000    12,930,632
Los Angeles County SFMR, Issue A, GNMA Secured,
      7.875%, 8/01/16 ..................................................................................     1,685,000     1,742,913
      8.00%, 3/01/17 ...................................................................................     2,400,000     2,422,200
Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%, 12/15/06 ..............    12,306,000    12,997,105
Los Angeles County Transportation Commission Sales Tax Revenue,
      Proposition C, Second Senior, Series A, MBIA Insured, Pre-Refunded, 6.625%, 7/01/09 ..............    29,590,000    32,130,893
      Proposition C, Second Senior, Series A, MBIA Insured, Pre-Refunded, 6.25%, 7/01/13 ...............    15,000,000    16,143,450
      Refunding, Series B, 6.50%, 7/01/13 ..............................................................     4,300,000     4,513,366
      Refunding, Series B, FGIC Insured, 5.75%, 7/01/18 ................................................    28,095,000    28,170,295
      Refunding, Series B, MBIA Insured, 5.75%, 7/01/18 ................................................    13,480,000    13,516,126
      Series B, FGIC Insured, Series B, FGIC Insured, 6.50%, 7/01/13 ...................................     5,000,000     5,252,400



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Los Angeles CRDA,
        Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%, 9/01/14 .....  $  7,500,000  $  7,832,850
        Financing Authority Revenue, Pooled Financing, Bunker Harbor, Series A, 6.375%, 9/01/14 ........     5,000,000     5,400,100
        MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ...............................     6,310,000     6,470,526
        Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/18 ................    20,000,000    20,044,600
        Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/23 ................    50,090,000    49,791,464
        Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.60%, 12/01/28 .................    36,900,000    36,375,282
        Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..................................................     8,060,000     8,152,609
  Los Angeles Department of Airports Revenue, Ontario International Airport, Series A, FGIC Insured,
  6.00%, 5/15/26 .......................................................................................    10,000,000    10,120,900
  Los Angeles Department of Water and Power Electric Plant Revenue,
        FGIC Insured, 6.125%, 1/15/33 ..................................................................     5,000,000     5,136,350
        Refunding, 5.875%, 9/01/30 .....................................................................    33,125,000    33,459,563
        Refunding, FGIC Insured, 5.875%, 9/01/30 .......................................................    15,000,000    15,189,000
        Refunding, MBIA Insured, 5.875%, 9/01/30 .......................................................    19,400,000    19,644,440
        Refunding, MBIA Insured, 6.00%, 2/01/28 ........................................................    11,060,000    11,348,666
        Refunding, Second Issue, 5.40%, 11/15/31 .......................................................    14,500,000    13,820,530
        Refunding, Series 1992, 6.375%, 2/01/20 ........................................................     8,245,000     8,633,257
        Refunding, Series 1992, 6.00%, 2/01/28 .........................................................     8,290,000     8,524,607
        Refunding, Series 1993, MBIA Insured, 5.375%, 9/01/23 ..........................................    62,955,000    60,536,269
        Second Issue, 6.00%, 8/15/32 ...................................................................    37,600,000    38,357,264
        Series 1993, 6.125%, 1/15/33 ...................................................................   101,095,000   104,552,449
  Los Angeles Department of Water and Power Waterworks Revenue,
        FGIC Insured, 6.125%, 5/15/25 ..................................................................    11,100,000    12,036,840
        Refunding, Series 1992, 6.40%, 5/15/28 .........................................................    21,590,000    22,466,770
        Refunding, Series 1993, 5.80%, 4/15/24 .........................................................    10,520,000    10,578,912
        Second Issue, 6.50%, 11/01/14 ..................................................................     1,000,000     1,062,270
        Second Issue, 6.40%, 11/01/31 ..................................................................    14,815,000    15,708,345
        Second Issue, FGIC Insured, 6.40%, 11/01/31 ....................................................     5,500,000     5,831,650
        Second Issue, FGIC Insured, 6.00%, 7/15/32 .....................................................     3,200,000     3,392,416
        Second Issue, MBIA Insured, 6.00%, 7/15/32 .....................................................     4,330,000     4,590,363
        Series 1992, 6.50%, 4/15/32 ....................................................................     3,500,000     3,740,135
        Series 1994, MBIA Insured, 6.375%, 7/01/34 .....................................................     3,000,000     3,271,200
  Los Angeles GO, Series A, FGIC Insured, Pre-Refunded,
        6.10%, 9/01/12 .................................................................................     5,465,000     5,902,145
        6.125%, 9/01/13 ................................................................................     8,130,000     8,787,636
        6.30%, 9/01/15 .................................................................................    11,470,000    12,469,496
  Los Angeles Harbor Department Revenue,
        Refunding, Series C, MBIA Insured, 5.375%, 11/01/25 ............................................     9,000,000     8,616,690
        Series B, 6.125%, 8/01/18 ......................................................................    24,810,000    25,669,667
        Series B, 6.20%, 8/01/22 .......................................................................    59,835,000    61,880,759
        Series B, 5.375%, 11/01/23 .....................................................................     7,460,000     6,977,711
        Series B, MBIA Insured, 6.20%, 8/01/25 .........................................................    35,690,000    37,172,920
  Los Angeles HMR, Series 1985, 9.00%, 6/15/18 .........................................................       200,000       200,098
  Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ............................     7,330,000     7,352,063
  Los Angeles Municipal Improvement Corp. Lease Revenue, Central Library Project, Refunding, Series A,
  6.30%, 6/01/18 .......................................................................................     3,000,000     3,149,790
  Los Angeles USD,


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                             PRINCIPAL
                                                                                                              AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Los Angeles USD,
      COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.50%, 6/01/04 ...............................  $ 3,040,000  $ 3,261,038
      COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/05 ...............................    1,145,000    1,226,306
      COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/06 ...............................    3,610,000    3,861,653
      COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.625%, 6/01/08 ..............................    8,505,000    9,065,565
      Series A, FGIC Insured, 5.375%, 7/01/16 ............................................................    5,000,000    4,931,750
      Series A, FGIC Insured, 5.40%, 7/01/22 .............................................................   14,525,000   14,043,932
Los Angeles Wastewater System Revenue,
      Refunding, Series A, FGIC Insured, 6.00%, 12/01/12 .................................................   15,000,000   15,709,800
      Refunding, Series A, FGIC Insured, 6.00%, 12/01/18 .................................................   25,665,000   26,248,365
      Refunding, Series A, MBIA Insured, 5.70%, 6/01/20 ..................................................   65,445,000   65,690,419
      Refunding, Series A, MBIA Insured, 5.80%, 6/01/21 ..................................................   35,505,000   35,859,340
      Refunding, Series C, MBIA Insured, 5.60%, 6/01/20 ..................................................   31,540,000   31,460,835
      Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 .................................................    8,000,000    8,363,120
      Series A, FGIC Insured, 5.00%, 6/01/28 .............................................................    8,245,000    7,359,652
      Series A, MBIA Insured, 5.875%, 6/01/24 ............................................................   45,400,000   46,006,544
      Series B, AMBAC Insured, 6.00%, 6/01/22 ............................................................   10,650,000   10,838,931
      Series B, MBIA Insured, 5.70%, 6/01/23 .............................................................   75,720,000   75,822,222
Lynwood RDA, Tax Allocation, Project Area, Series A, 6.50%, 7/01/13 ......................................    6,430,000    6,605,346
Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 .......................    2,235,000    2,430,093
Madera County COP, Valley Children's Hospital, MBIA Insured,
      5.00%, 3/15/23 .....................................................................................   14,500,000   13,040,140
      5.75%, 3/15/28 .....................................................................................   27,500,000   27,581,400
      Pre-Refunded, 6.125%, 3/15/23 ......................................................................   18,000,000   19,836,720
Madera USD, COP, 6.50%, 12/01/07 .........................................................................    1,250,000    1,334,863
Marin County COP, Capital Improvement Project, Pre-Refunded, 6.625%, 8/01/06 .............................    2,330,000    2,484,759
Martinez USD, Refunding, Series 1992, 6.00%,
      8/01/06 ............................................................................................    1,260,000    1,298,254
      8/01/10 ............................................................................................    1,265,000    1,302,368
Marysville COP, Capital Improvement Financing Project, 7.125%, 2/01/13 ...................................    1,110,000    1,167,531
Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/22 ..    5,000,000    4,514,850
Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured, 8.25%, 12/01/28 ............................    3,470,000    3,500,779
Merced Irrigation District COP, Water Facilities Project, 6.40%, 11/01/10 ................................    3,580,000    3,821,006
Metropolitan Water District Revenue, Southern California Waterworks,
      5.50%, 7/01/19 .....................................................................................   81,315,000   80,343,286
      5.00%, 7/01/20 .....................................................................................    7,765,000    7,116,855
      Series A, 5.00%, 7/01/26 ...........................................................................   60,890,000   54,534,302
      Series A, 5.00%, 7/01/37 ...........................................................................   26,080,000   22,932,144
      Series C, 5.00%, 7/01/37 ...........................................................................   24,390,000   21,446,127
Mid-Peninsula Regional Open Space District COP, Special District Association Finance Corp., 5.75%, 9/01/20    5,200,000    5,100,576
Mill Valley Revenue COP, Pre-Refunded, 7.10%, 12/01/20 ...................................................    2,750,000    2,911,563
Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
      5.40%, 1/15/17 .....................................................................................   12,155,000   11,966,233
      5.50%, 1/15/24 .....................................................................................   15,790,000   15,416,567
Modesto Health Facilities Revenue, Memorial Hospital Association,
      Refunding, Series B, MBIA Insured, 5.25%, 6/01/21 ..................................................    2,360,000    2,231,474
      Series B, MBIA Insured, 5.125%, 6/01/17 ............................................................    1,000,000      948,170

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%, 7/01/22 ............  $ 4,860,000  $ 4,607,572
Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured, 5.125%, 9/01/33 ..   12,535,000   11,336,779
Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured,
      5.45%, 9/01/15 .....................................................................................    6,150,000    6,149,631
      5.55%, 9/01/22 .....................................................................................   10,005,000    9,864,130
Montclair RDA, Tax Allocation,
      Redevelopment Project No. IV, 6.90%, 10/01/22 ......................................................    1,645,000    1,719,420
      Redevelopment Project No. V, 6.90%, 10/01/22 .......................................................    4,245,000    4,437,044
Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA Insured, Pre-Refunded,
      6.50%, 8/01/15 .....................................................................................    3,500,000    3,941,455
      6.60%, 8/01/23 .....................................................................................   13,250,000   14,988,798
      6.25%, 8/01/28 .....................................................................................   13,385,000   14,902,725
Monterey Park RDA, Tax Allocation, Atlantic-Garvey Redevelopment Project No. 1, Refunding, 6.85%, 9/01/14    13,680,000   14,349,773
Moreno Valley Special Tax, Towngate Community Facilities 8, Refunding, Series A, FSA Insured, 5.875%,
      12/01/15 ...........................................................................................    5,830,000    5,965,839
Moreno Valley USD, COP,
      Land Acquisition, Series E, FSA Insured, Pre-Refunded, 6.70%, 9/01/11 ..............................      210,000      229,263
      Land Acquisition, Series E, FSA Insured, Pre-Refunded, 6.75%, 9/01/27 ..............................    2,895,000    3,164,496
      Land Acquisition, Series F, FSA Insured, Pre-Refunded, 6.75%, 9/01/27 ..............................    7,680,000    8,394,931
      Palm Middle School, ETM, 7.00%, 9/01/01 ............................................................       10,000       10,567
      Palm Middle School, Pre-Refunded, 7.10%, 9/01/02 ...................................................       10,000       10,771
      Palm Middle School, Pre-Refunded, 7.20%, 9/01/03 ...................................................       10,000       10,790
      Palm Middle School, Pre-Refunded, 7.30%, 9/01/05 ...................................................        5,000        5,404
      Refunding, FSA Insured, 5.60%, 3/01/17 .............................................................    5,000,000    5,017,750
      Refunding, FSA Insured, 5.70%, 3/01/27 .............................................................   15,000,000   14,999,100
Mount Diablo USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 8/01/22 ..................................    5,000,000    5,240,800
Mountain View COP, Capital Improvement Financing Authority Revenue,
      City Hall, MBIA Insured, 6.25%, 8/01/12 ............................................................    3,110,000    3,257,943
      City Hall/Community Theatre, MBIA Insured, 6.50%, 8/01/16 ..........................................    2,000,000    2,104,160
Mountain View School District COP, Santa Clara County Financing Project, Pre-Refunded,
      6.75%, 4/01/07 .....................................................................................    1,010,000    1,062,773
      6.90%, 4/01/12 .....................................................................................    1,430,000    1,504,374
Mountain View Shoreline Regional Park, Community Tax Allocation, Series A, MBIA Insured, 5.75%, 8/01/18 ..    9,605,000    9,672,331
Mountain View-Los Altos UHSD,
      COP, Financing Project, Pre-Refunded, 7.40%, 8/01/16 ...............................................    2,175,000    2,348,826
      Series B, 5.70%, 5/01/22 ...........................................................................    6,500,000    6,518,720
M-S-R Public Power Agency San Juan Project Revenue,
      Refunding, Series F, AMBAC Insured, 6.00%, 7/01/20 .................................................   10,750,000   10,999,830
      Series E, MBIA Insured, 6.00%, 7/01/22 .............................................................    8,490,000    8,571,249
Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ...................................................    8,600,000    8,497,230
Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%, 6/20/35 ..............    6,125,000    6,285,843
Napa Mortgage Revenue, Refunding, Creekside II Apartments Project, Series A, MBIA Insured, 6.625%, 7/01/25    2,000,000    2,070,660
National City Community Development Commission MFHR, Park Villas Apartments, Series A, GNMA Secured,
   5.95%, 1/20/40 ........................................................................................   10,455,000   10,469,219
Needles PFA Revenue, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 .....................    1,580,000    1,628,790
Nevada County COP, Jail and Government Center Project, Refunding, FSA Insured, 5.875%, 10/01/19 ..........    6,275,000    6,347,037
Nevada Power Authority Revenue, Bowman Hydroelectric Project, Refunding, 7.50%, 5/01/13 ..................    7,025,000    7,446,360



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                          PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C, AMBAC
   Insured, 5.30%,
      9/01/22 ..........................................................................................   $10,000,000   $ 9,540,500
      9/01/27 ..........................................................................................     9,900,000     9,349,461
Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding, Series A,
   MBIA Insured,
      5.50%, 7/01/24 ...................................................................................    10,000,000     9,761,400
      5.20%, 7/01/32 ...................................................................................    43,675,000    40,327,311
Northern California Transmission Revenue, California/Oregon Transmission Project, Series A, MBIA
   Insured, 6.00%, 5/01/24 .............................................................................     7,625,000     7,709,485
Norwalk Community Facilities Financing Authority Revenue, Tax Allocation, Projects No. 1 and 2,
   Pre-Refunded,  8.00%, 12/01/19 ......................................................................    14,720,000    15,114,349
Oakland COP, Oakland Museum, Refunding, Series A, AMBAC Insured, 6.00%, 4/01/12 ........................     8,000,000     8,330,000
Oakland GO, Measure I, FGIC Insured, 5.85%, 12/15/22 ...................................................    12,085,000    12,289,962
Oakland HFR,
      Issue D-1, 6.875%, 1/01/00 .......................................................................       205,000       205,771
      Issue D-1, 6.875%, 7/01/00 .......................................................................       205,000       206,517
      Issue D-1, 6.95%, 1/01/01 ........................................................................       210,000       211,426
      Issue D-1, 6.95%, 7/01/01 ........................................................................        95,000        95,896
      Issue D-1, 7.10%, 1/01/10 ........................................................................     2,800,000     2,871,372
      Issue D-2, 6.95%, 7/01/01 ........................................................................       215,000       217,027
      Issue D-2, 7.10%, 1/01/10 ........................................................................     1,100,000     1,127,225
      Issue D-2, 7.15%, 1/01/24 ........................................................................     5,800,000     5,928,296
Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
   AMBAC Insured, 5.75%,
      8/01/21 ..........................................................................................    12,500,000    12,593,375
      8/01/26 ..........................................................................................    19,500,000    19,565,130
Oakland Revenue, Oakland YMCA Project, Refunding, Pre-Refunded, 7.40%, 6/01/10 .........................     5,405,000     5,646,820
Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 .......................................     4,165,000     4,664,425
Oceanside COP,
      Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ..........................     5,000,000     5,110,000
      Refunding, Series A, 6.375%, 4/01/12 .............................................................     4,435,000     4,693,871
      Refunding, Series A, 6.625%, 4/01/23 .............................................................     9,000,000     9,084,420
      Wastewater Systems Plan, Refunding, AMBAC Insured, 5.80%, 5/01/21 ................................     4,500,000     4,544,505
      Water System Project, Refunding, AMBAC Insured, 5.80%, 8/01/21 ...................................     4,750,000     4,798,545
Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured,
      5.375%, 9/02/17 ..................................................................................     2,845,000     2,791,969
      5.45%, 9/02/27 ...................................................................................    11,105,000    10,870,573
Ontario Montclair School District COP,
      Capital Projects, FSA Insured, 5.625%, 9/01/17 ...................................................     7,500,000     7,547,625
      Series A, Pre-Refunded, 7.50%, 10/01/12 ..........................................................     1,735,000     1,831,640
Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ................................     5,000,000     5,102,850
Orange County CFD, No. 87-4 Special Tax, Foothill Ranch, Pre-Refunded, 8.00%, 8/15/10 ..................     5,000,000     5,287,250
Orange County COP,
      Civic Center Expansion Project, AMBAC Insured, Pre-Refunded, 6.00%, 8/01/21 ......................     4,500,000     4,699,440
      Juvenile Justice Center Facilities, Refunding, AMBAC Insured, 6.375%, 6/01/11 ....................     5,000,000     5,312,900
Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project, Refunding,
      6.125%, 9/01/23 ..................................................................................     6,500,000     6,520,280
Orange County Financing Authority Tax Allocation Revenue, Refunding, Series A, MBIA Insured, 6.50%,
      9/01/21 ..........................................................................................     5,225,000     5,495,760
      9/01/22 ..........................................................................................     8,000,000     8,411,520


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Orange County Recovery COP,
      Refunding, Series A, MBIA Insured, 5.875%, 7/01/19 .................................................  $17,100,000  $17,479,107
      Series A, MBIA Insured, 5.80%, 7/01/16 .............................................................   10,380,000   10,628,912
Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 ................................   79,010,000   80,718,986
Orange County Sanitation District COP, 7.00%, 9/01/00 ....................................................    1,975,000    2,000,675
Orange County Transportation District COP, Business Acquisition Project, Pre-Refunded, 6.75%, 12/01/05 ...    2,865,000    2,996,246
Orange County Water District COP, Refunding, Series A,
      5.50%, 8/15/14 .....................................................................................    9,430,000    9,490,258
      5.00%, 8/15/18 .....................................................................................    5,000,000    4,625,550
Orange RDA, Tax Allocation Revenue, Northwest Redevelopment Project, Refunding, Series B, 5.70%, 10/01/23     8,530,000    8,301,737
Oroville PFA Revenue, Series A, AMBAC Insured, 6.30%, 9/15/20 ............................................   12,150,000   12,919,824
Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power, Refunding, 6.20%, 1/01/09 .    8,915,000    9,301,822
Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ..............................................   10,820,000   10,261,147
Palm Desert 1915 Act, Limited Obligation, AD No. 92-1, Pre-Refunded, 7.60%, 9/02/12 ......................    1,290,000    1,345,934
Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project, 6.625%, 8/01/26 .....    5,020,000    5,152,428
Palm Desert Financing Authority Tax Allocation Revenue,
      Project Area No. 1, Refunding, MBIA Insured, 5.625%, 4/01/23 .......................................   13,000,000   12,924,470
      Project Area No. 1, Series A, MBIA Insured, 6.625%, 4/01/23 ........................................    1,200,000    1,272,996
      Project Area No. 1, Series A, MBIA Insured, Pre-Refunded, 6.625%, 4/01/23 ..........................    4,140,000    4,472,069
      Project Area No. 1, Series A, MBIA Insured, 5.95%, 4/01/24 .........................................   15,075,000   15,412,529
Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%, 4/01/27 ..........   11,570,000   11,611,883
Palm Springs Financing Authority Regional Airport Revenue, Tax Allocation, Series B, 6.875%, 8/01/21 .....    2,230,000    2,323,437
Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas,
      Refunding, Series A, MBIA Insured, 6.15%, 9/01/24 ..................................................    4,730,000    4,951,364
      Series A, MBIA Insured, Pre-Refunded, 6.15%, 9/01/24 ...............................................    6,850,000    7,544,796
Palmdale CRDA, Tax Allocation,
      Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/28 ..............................   17,500,000   15,614,725
      Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..............................    6,980,000    6,157,128
      Series A, MBIA Insured, 5.75%, 9/01/27 .............................................................   10,435,000   10,473,401
Palmdale School District COP, 7.40%, 8/01/2 ..............................................................      495,000      503,603
Palomar Community College District COP, Building Acquisition Project, Connie Lee Insured, Pre-Refunded,
   6.75%, 10/01/19 .......................................................................................    4,210,000    4,755,069
Panoche Water District COP, Pre-Refunded, 7.50%, 12/01/08 ................................................    2,665,000    2,760,860
Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured, 6.25%, 8/01/23 ..........................   22,070,000   23,209,033
Pasadena COP, Art Center College of Design, Connie Lee Insured, 6.50%, 12/01/19 ..........................    8,250,000    8,894,408
Pasadena Water Revenue, 6.00%, 7/01/13 ...................................................................    4,000,000    4,184,880
Perris PFA, Revenue,
      Special Tax, Series A, ETM, 7.45%, 9/01/01 .........................................................      205,000      206,499
      Special Tax, Series A, ETM, 7.50%, 9/01/02 .........................................................      235,000      236,610
      Special Tax, Series A, ETM, 7.55%, 9/01/03 .........................................................      270,000      271,793
      Special Tax, Series A, ETM, 7.60%, 9/01/04 .........................................................      305,000      306,900
      Special Tax, Series A, ETM, 7.60%, 9/01/05 .........................................................      325,000      326,758
      Special Tax, Series A, ETM, 7.80%, 9/01/19 .........................................................    3,555,000    3,572,171
      Tax Allocation, Refunding, Series B, MBIA Insured, 6.35%, 8/15/17 ..................................    5,280,000    5,567,813
      Tax Allocation, Refunding, Series C, 7.10%, 11/15/17 ...............................................    3,330,000    3,512,917


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Perris RDA, Tax Allocation,
      Central and North Perris Redevelopment Project, Series A, Pre-Refunded, 7.875%, 10/01/10 ...........  $ 2,935,000  $ 3,262,810
      Central and North Perris Redevelopment Project, Series B, Pre-Refunded, 7.875%, 10/01/14 ...........    4,535,000    4,985,053
      Series 1991, 7.15%, 8/01/11 ........................................................................      865,000      907,004
      Series 1991, 7.20%, 8/01/21 ........................................................................    2,040,000    2,129,576
Perris Special Tax,
      CFD No. 8, Series A, ETM, 8.05%, 9/01/00 ...........................................................       65,000       67,628
      CFD No. 8, Series A, ETM, 8.10%, 9/01/01 ...........................................................       85,000       91,523
      CFD No. 8, Series A, ETM, 8.15%, 9/01/02 ...........................................................      100,000      111,184
      CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 ..................................................    6,040,000    7,109,624
      CFD No. 91-1, 8.75%, 9/01/21 .......................................................................    5,395,000    5,590,245
Petaluma Community Development Commission MFR, Park Lane Apartments, Series A, 6.875%, 11/20/34 ..........    4,800,000    5,032,272
Pioneers Memorial Healthcare District, Refunding, AMBAC Insured, 5.125%, 10/01/24 ........................    7,500,000    6,854,700
Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ...............................................    2,980,000    2,897,275
Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ..................................................    1,770,000    1,873,917
Pleasanton COP, Capital Improvements, 6.70%, 10/01/11 ....................................................    2,180,000    2,309,732
Pomona PFA, Revenue, Refunding, Series P, 5.75%, 10/01/15 ................................................    6,490,000    6,436,393
Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%, 1/01/07 .................   12,475,000   15,583,022
Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ................................    3,045,000    3,136,350
Port of Oakland Revenue, Series E, MBIA Insured,
      6.25%, 11/01/05 ....................................................................................    1,525,000    1,630,042
      6.30%, 11/01/06 ....................................................................................    1,050,000    1,122,251
      6.40%, 11/01/07 ....................................................................................      500,000      535,080
      6.40%, 11/01/22 ....................................................................................   11,495,000   12,128,260
Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
      6.70%, 1/01/07 .....................................................................................    6,100,000    6,385,053
      6.75%, 1/01/12 .....................................................................................    4,890,000    5,124,671
      6.80%, 1/01/19 .....................................................................................    8,075,000    8,474,713
Porterville COP,
      Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ....................................   10,430,000    9,308,566
      Public Building Project, Refunding, AMBAC Insured, 6.30%, 10/01/18 .................................    1,950,000    2,057,114
Poway COP, Royal Mobile Home Park Project,
      Capital Improvement, FSA Insured, Pre-Refunded, 7.00%, 7/01/20 .....................................    5,500,000    5,813,500
      Refunding, FSA Insured, 5.875%, 8/01/15 ............................................................    6,250,000    6,456,938
      Refunding, FSA Insured, 6.00%, 8/01/20 .............................................................    5,400,000    5,545,098
      Refunding, FSA Insured, 6.00%, 8/01/28 .............................................................   15,000,000   15,374,400
Poway RDA, Tax Allocation, Sub-Paguay Redevelopment Project, Refunding, FGIC Insured,
      5.50%, 12/15/23 ....................................................................................   23,000,000   22,486,640
      5.75%, 12/15/26 ....................................................................................   11,710,000   11,739,041
Puerto Rico Commonwealth GO, Public Improvement, 4.75%, 7/01/23 ..........................................    7,695,000    6,562,989
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
      Series A, 5.00%, 7/01/38 ...........................................................................   89,975,000   76,963,715
      Series Y, 5.00%, 7/01/36 ...........................................................................   63,000,000   55,026,090
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series EE, 4.75%, 7/01/24 .................   19,200,000   16,299,840
Puerto Rico Electric Power Authority Revenue, Series DD, 5.00%, 7/01/28 ..................................   23,250,000   20,252,843
Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986, GNMA Secured, 7.55%, 8/01/18 ..    4,300,000    4,466,711


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing, MBIA Insured,
  5.25%, 9/01/21 .......................................................................................   $ 8,330,000   $ 7,923,829
Rancho Murieta Community Services District 1915 Act, ID No. 1,
      8.25%, 9/02/01 ...................................................................................       745,000       774,509
      8.25%, 9/02/02 ...................................................................................       715,000       743,028
      8.30%, 9/02/03 ...................................................................................       745,000       774,197
      8.40%, 9/02/04 ...................................................................................       750,000       779,370
      8.40%, 9/02/05 ...................................................................................       735,000       763,327
      8.40%, 9/02/06 ...................................................................................       750,000       778,748
Redlands USD, COP, Series A, FSA Insured,
      6.15%, 9/01/11 ...................................................................................       645,000       652,359
      6.25%, 9/01/27 ...................................................................................     4,310,000     4,359,608
Redwood City MFHR, Redwood Plaza Project, Refunding, Series A, GNMA Secured, 8.25%, 9/01/26 ............     3,795,000     3,801,869
Redwood City PFA, Local Agency Revenue, Series B, Pre-Refunded, 7.25%, 7/15/11 .........................     3,750,000     4,034,813
Rialto COP,
      FSA Insured, 5.75%, 2/01/22 ......................................................................     2,715,000     2,732,267
      Series 1989, Pre-Refunded, 7.50%, 11/01/01 .......................................................       145,000       148,310
      Series 1989, Pre-Refunded, 7.50%, 11/01/15 .......................................................     3,165,000     3,237,257
Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, Pre-Refunded, 6.75%, 3/01/24 .............     3,500,000     3,897,180
Richmond Joint Powers Financing Authority Revenue, Series B, Pre-Refunded, 7.00%, 5/15/07 ..............     2,000,000     2,081,400
Richmond Revenue, West Contra Costa YMCA Project, Pre-Refunded, 7.75%, 6/01/17 .........................     3,715,000     3,889,568
Ridgecrest COP, RDA, 7.60%, 3/01/13 ....................................................................     4,420,000     4,529,483
Ridgecrest RDA, Tax Allocation Revenue, Ridgecrest Redevelopment Project,
      8.00%, 2/01/09 ...................................................................................       200,000       203,114
      8.00%, 2/01/10 ...................................................................................       220,000       223,375
      8.00%, 2/01/11 ...................................................................................       240,000       243,682
      8.00%, 2/01/12 ...................................................................................       255,000       258,871
      8.00%, 2/01/13 ...................................................................................       275,000       279,131
      8.00%, 2/01/14 ...................................................................................       300,000       304,506
      7.80%, 2/01/15 ...................................................................................       325,000       329,362
      7.40%, 2/01/16 ...................................................................................       355,000       359,320
Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project,
      Series A, 6.375%, 6/01/09 ........................................................................    23,000,000    24,276,500
      Series A, 6.50%, 6/01/12 .........................................................................    20,125,000    21,673,820
      Series B, MBIA Insured, 5.00%, 6/01/19 ...........................................................    18,865,000    17,377,117
Riverside County Board of Education COP, Capital Appreciation Financing Projects, Series A, 6.65%,
  11/01/17 .............................................................................................     7,945,000     8,328,664
Riverside County CFD, Special Tax, No. 86-1,
      8.75%, 9/01/16 ...................................................................................    13,780,000    13,936,816
      Menifee Village Project, 7.875%, 9/01/11 .........................................................    23,085,000    23,134,171
Riverside County COP,
      Capital Projects, Series A, Pre-Refunded, 6.875%, 11/01/09 .......................................     4,975,000     5,360,612
      Desert Justice Facility Project, MBIA Insured, Pre-Refunded, 6.00%, 12/01/17 .....................     4,775,000     5,205,610
      Desert Justice Facility Project, MBIA Insured, Pre-Refunded, 6.25%, 12/01/21 .....................     4,625,000     5,095,178
      Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ..........................................     5,295,000     5,314,803
      Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ..............................................     8,640,000     8,787,312
Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3, 7.875%,
      9/01/03 ..........................................................................................       165,000       185,927
      9/01/04 ..........................................................................................       180,000       206,977


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Riverside County Flood Control and Water Conservation District Elsinore Valley
AD, Zone 3, 7.875%, (cont.)
      9/01/05 ..........................................................................................   $   190,000   $   221,848
      9/01/06 ..........................................................................................       205,000       242,991
      9/01/07 ..........................................................................................       225,000       270,056
      9/01/08 ..........................................................................................       240,000       289,663
      9/01/09 ..........................................................................................       260,000       316,225
      9/01/10 ..........................................................................................       280,000       341,989
      9/01/11 ..........................................................................................       305,000       374,275
      9/01/12 ..........................................................................................       325,000       401,450
      9/01/13 ..........................................................................................       350,000       433,531
      9/01/14 ..........................................................................................       380,000       470,087
      9/01/15 ..........................................................................................       410,000       507,830
      9/01/16 ..........................................................................................       440,000       546,234
      9/01/17 ..........................................................................................       475,000       591,803
Riverside County Housing Authority Revenue,
      Breezewood Apartment Project, Refunding, Series C, 6.40%, 6/01/28 ................................     5,025,000     4,694,657
      Riverside Apartment Project, Issue A, Pre-Refunded, 7.875%, 11/01/19 .............................     6,750,000     6,905,588
Riverside County PFA, Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%, 10/01/33 .......     9,225,000     8,513,384
Riverside County PFA COP,
      5.75%, 5/15/19 ...................................................................................     3,500,000     3,387,895
      5.80%, 5/15/29 ...................................................................................    14,230,000    13,591,073
Riverside County SFMR,
      Series A, GNMA Secured, 7.20%, 10/01/24 ..........................................................       925,000       929,264
      Series B, GNMA Secured, 7.60%, 11/01/19 ..........................................................       475,000       490,870
Riverside MFHR,
      Birchwood Park Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ................................     2,200,000     2,247,718
      Palm Shadows Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ..................................     4,010,000     4,096,977
Riverside RDA, Tax Allocation, Merged Redevelopment Project, Series A, MBIA Insured, 5.625%, 8/01/23 ...     6,000,000     5,964,420
Riverside USD, COP, Series B, FSA Insured, 7.375%, 9/01/26 .............................................     5,490,000     5,946,219
Rocklin USD, CFD Special Tax No. 1, Pre-Refunded, 7.70%, 9/01/12 .......................................     6,085,000     6,427,342
Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, 5.375%, 12/01/26 ........................     8,380,000     8,005,330
Roseville 1915 Act,
      North Roseville Rocklin District No. 88-3, Refunding, 8.00%, 9/02/00 .............................       115,000       117,772
      North Roseville Rocklin District No. 88-3, Refunding, 8.00%, 9/02/01 .............................       125,000       129,723
      North Roseville Rocklin District No. 88-3, Refunding, 8.10%, 9/02/02 .............................       130,000       134,892
      North Roseville Rocklin District No. 88-3, Refunding, 8.15%, 9/02/03 .............................       145,000       150,456
      North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/04 .............................       155,000       160,800
      North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 .............................       170,000       176,290
      North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 .............................       180,000       186,660
      North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 .............................       200,000       207,416
      North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 .............................       215,000       222,910
      North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 .............................       185,000       191,814
      Rocky Ridge Harding District No. 88-4, Refunding, 8.00%, 9/02/00 .................................       245,000       250,905
      Rocky Ridge Harding District No. 88-4, Refunding, 8.00%, 9/02/01 .................................       260,000       269,838
      Rocky Ridge Harding District No. 88-4, Refunding, 8.10%, 9/02/02 .................................       275,000       285,348
      Rocky Ridge Harding District No. 88-4, Refunding, 8.15%, 9/02/03 .................................       305,000       316,477
      Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 .................................       325,000       337,162
      Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 .................................       350,000       362,950


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Roseville Special Tax,
      CFD No. 2, Pre-Refunded, 8.00%, 9/01/06 ............................................................  $   355,000  $   375,913
      CFD No. 2, Pre-Refunded, 8.25%, 9/01/21 ............................................................    7,165,000    7,602,925
      North Central CFD No. 1, Pre-Refunded, 8.00%, 11/01/02 .............................................    1,725,000    1,896,983
      North Central CFD No. 1, Pre-Refunded, 8.10%, 11/01/03 .............................................    1,860,000    2,049,106
      North Central CFD No. 1, Pre-Refunded, 8.40%, 11/01/10 .............................................   10,000,000   11,075,900
      North Central CFD No. 1, Pre-Refunded, 8.60%, 11/01/17 .............................................   12,000,000   13,338,360
Rubidoux Community Services District COP, Water System Improvement Project, AMBAC Insured, Pre-Refunded,
6.25%, 12/01/24 ..........................................................................................    5,450,000    5,909,381
Sacramento 1915 Act, North Natomas AD No. 88-3,
      8.20%, 9/02/10 .....................................................................................      790,000      783,190
      8.20%, 9/02/11 .....................................................................................    1,755,000    1,732,554
      8.25%, 9/02/12 .....................................................................................    2,265,000    2,266,495
      8.25%, 9/02/13 .....................................................................................    2,455,000    2,424,804
      8.25%, 9/02/14 .....................................................................................    2,650,000    2,616,213
Sacramento Area Council of Governments COP, Sacog Administrative Building Project, Pre-Refunded,
7.125%, 7/01/16 ..........................................................................................    1,500,000    1,568,790
Sacramento City Financing Authority Revenue, Series 1991,
      6.60%, 11/01/05 ....................................................................................    1,300,000    1,378,429
      6.70%, 11/01/11 ....................................................................................      920,000      971,097
Sacramento County Airport System Revenue,
      Series A, MBIA Insured, 5.90%, 7/01/24 .............................................................    6,875,000    6,982,113
      Series B, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...............................................    6,195,000    6,758,683
      Sub Series D, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...........................................   10,000,000   10,909,900
Sacramento County CFD, Special Tax, Improvement Area 1, Series 1990, Pre-Refunded,
      8.20%, 12/01/10 ....................................................................................    2,250,000    2,409,930
      8.25%, 12/01/20 ....................................................................................    7,610,000    8,155,180
Sacramento County COP,
      Cherry Island Golf Course Project, Refunding, Series B, 6.80%, 7/01/12 .............................    2,325,000    2,381,428
      Cherry Island Golf Course Project, Series B, 6.80%, 7/01/18 ........................................    3,500,000    3,583,755
      Parking Facility Project, Refunding, Series A, 6.80%, 7/01/12 ......................................    1,495,000    1,531,284
      Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured, 6.40%, 10/01/19 ................   11,000,000   12,043,790
      Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured, 6.40%, 10/01/24 ................   29,500,000   32,299,255
Sacramento MUD, Electric Revenue,
      Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 .................................................   10,000,000    9,545,300
      Refunding, Series L, MBIA Insured, 5.125%, 7/01/22 .................................................   27,450,000   25,417,053
      Refunding, Series Z, FGIC Insured, 6.25%, 7/01/04 ..................................................    5,740,000    6,057,594
      Refunding, Series Z, FGIC Insured, 6.35%, 7/01/05 ..................................................    3,000,000    3,165,240
      Series I, MBIA Insured, 6.00%, 1/01/24 .............................................................    4,500,000    4,609,845
      Series J, AMBAC Insured, 5.60%, 8/15/24 ............................................................   14,715,000   14,558,138
      Sub. Lien, Refunding, 8.00%, 11/15/10 ..............................................................   16,110,000   16,158,652
Sacramento RDA, Tax Allocation,
      Merged Downtown Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/01/13 .......    2,140,000    2,250,017
      Series A, MBIA Insured, 6.50%, 11/01/13 ............................................................      360,000      374,652
Sacramento Regional Transit District COP, Series A, 6.375%,
      3/01/04 ............................................................................................    1,000,000    1,066,370
      3/01/05 ............................................................................................    1,100,000    1,168,838


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Sacramento-Yolo Port District Revenue, Port Facilities, Refunding, Series A, 7.25%, 7/01/13 ............   $11,645,000   $12,262,651
San Bernardino 1915 Act, AD No. 961, Refunding,
      7.60%, 9/02/02 ...................................................................................       855,000       876,760
      7.65%, 9/02/03 ...................................................................................       920,000       950,277
      7.70%, 9/02/04 ...................................................................................       990,000     1,022,373
      7.75%, 9/02/05 ...................................................................................     1,065,000     1,099,378
San Bernardino City USD, COP, Financing Project, FSA Insured, 4.75%, 10/01/18 ..........................     8,000,000     8,000,000
San Bernardino County COP,
      Medical Center Financing Project, Refunding, 5.00%, 8/01/26 ......................................    15,045,000    13,067,786
      Medical Center Financing Project, Refunding, MBIA Insured, 5.00%, 8/01/28 ........................    55,065,000    48,787,039
      Medical Center Financing, Series A, MBIA Insured, 5.50%, 8/01/22 .................................    40,830,000    39,740,247
      Medical Center Financing, Series A, MBIA Insured, Pre-Refunded, 5.50%, 8/01/22 ...................    27,400,000    29,459,384
      West Valley Detention Center Project, MBIA Insured, 6.25%, 11/01/04 ..............................     3,705,000     3,993,545
      West Valley Detention Center Project, MBIA Insured, 6.35%, 11/01/05 ..............................     3,935,000     4,239,648
      West Valley Detention Center Project, MBIA Insured, 6.40%, 11/01/06 ..............................     4,185,000     4,508,668
      West Valley Detention Center Project, MBIA Insured, 6.50%, 11/01/12 ..............................    20,000,000    21,448,000
      West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25 ..............................     9,275,000     9,739,307
San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA Insured,
      6.00%, 9/01/03 ...................................................................................       210,000       215,857
San Bernardino County SFMR,
      GNMA Secured, 7.50%, 12/01/07 ....................................................................       380,000       398,327
      GNMA Secured, 7.65%, 6/01/23 .....................................................................     1,810,000     1,893,170
      Series A, GNMA Secured, FNMA Insured, 6.20%, 5/01/21 .............................................       600,000       590,856
      Series B, 5.40%, 5/01/25 .........................................................................     7,945,000     7,443,432
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
      MBIA Insured,
      5.60%, 1/01/15 ...................................................................................     3,215,000     3,249,336
      5.70%, 1/01/23 ...................................................................................     6,315,000     6,327,883
San Bernardino Joint Powers Financing Authority Revenue COP, Police Station Financing Project,
      6.60%, 4/01/20 ...................................................................................    4 ,715,000     4,929,674
San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
      Central City Merged Project, Refunding, Series A, ETM, 6.75%, 11/01/00 ...........................       450,000       465,147
      Central City Merged Project, Refunding, Series A, ETM, 6.90%, 11/01/01 ...........................       480,000       508,579
      Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/02 .............................       510,000       550,790
      Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/03 .............................       550,000       593,989
      Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/04 .............................       585,000       631,788
      Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/05 .............................       625,000       675,600
      Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/06 .............................       670,000       724,243
      Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/07 .............................       720,000       778,291
      Central City Merged Project, Series A, Pre-Refunded, 7.10%, 11/01/20 .............................    15,585,000    16,862,191
      Central City Merged Project, Series B, Pre-Refunded, 7.50%, 11/01/20 .............................     3,000,000     3,266,370
      Refunding, Series A, FSA Insured, 5.75%, 10/01/15 ................................................     9,000,000     9,202,140
      Refunding, Series A, FSA Insured, 5.75%, 10/01/25 ................................................    19,915,000    19,990,677
      Tri-City Redevelopment Project, Series B, Pre-Refunded, 7.60%, 1/01/08 ...........................     1,695,000     1,745,358
San Bernardino Municipal Water Department COP, FGIC Insured, 6.25%, 2/01/12 ............................       905,000       944,965
San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%, 8/01/37 ................................     8,465,000     8,840,084
San Diego County COP, MBIA Insured, 5.00%, 8/15/28 .....................................................    26,000,000    23,034,440
San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, ETM, 6.00%, 4/01/08 ...     1,250,000     1,307,538
San Diego Housing Authority Revenue, President John Adams, Series B, GNMA Secured, 5.70%, 10/20/33 .....     9,137,000     8,882,809

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                            PRINCIPAL
                                                                                                             AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Diego IDR, San Diego Gas and Electric Co. Project, Series A, 6.40%, 9/01/18 ..........................  $19,800,000  $20,965,824
San Diego Public Facilities Financing Authority Sewer Revenue, FGIC Insured,
      5.00%, 5/15/20 .....................................................................................    9,500,000    8,709,885
      5.00%, 5/15/25 .....................................................................................   22,400,000   20,133,344
      Series A, 5.25%, 5/15/27 ...........................................................................   18,805,000   17,633,637
      Series B, 5.25%, 5/15/22 ...........................................................................    5,200,000    4,929,600
      Series B, 5.25%, 5/15/27 ...........................................................................    6,175,000    5,790,359
San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%, 11/01/15 .........    5,000,000    5,249,300
San Diego SFMR, Issue A, 9.20%, 7/15/16 ..................................................................       35,000       36,580
San Diego Special Tax, CFD No. 1, Series A, Pre-Refunded, 8.50%, 9/01/16 .................................   28,845,000   31,776,517
San Elijo Joint Powers Authority Revenue, Water Pollution Control Facilities, Refunding, FGIC Insured,
5.00%, 3/01/20 ...........................................................................................    5,000,000    4,586,400
San Francisco BART District Sales Tax Revenue, FGIC Insured,
    a 5.50%, 7/01/26 .....................................................................................    6,795,000    6,608,953
    a 5.50%, 7/01/34 .....................................................................................   11,790,000   11,382,066
      Pre-Refunded, 6.60%, 7/01/12 .......................................................................    1,440,000    1,533,341
San Francisco City and County Airport Commission International Airport Revenue,
      Issue 6, AMBAC Insured, 6.50%, 5/01/18 .............................................................    2,500,000    2,668,050
      Issue 6, AMBAC Insured, 6.60%, 5/01/24 .............................................................   13,250,000   14,165,973
      Issue 9A, FGIC Insured, 5.90%, 5/01/25 .............................................................   46,415,000   46,587,664
      Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 ................................   10,060,000   10,962,784
      Issue 12-A, Second Series, 5.90%, 5/01/26 ..........................................................   45,000,000   45,024,750
      Issue 15A, Second Series, FSA Insured, 5.00%, 5/01/28 ..............................................   41,650,000   36,449,165
      Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .............................................   24,635,000   22,335,815
      Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ..............................................   37,805,000   33,021,911
      Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/23 .............................................   13,230,000   11,231,079
      Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/29 .............................................   44,130,000   36,640,256
      Second Series, Issue 18A, FGIC Insured, 5.00%, 5/01/29 .............................................    8,800,000    7,686,624
San Francisco City and County COP, San Francisco Courthouse Project, FSA Insured, 5.875%, 4/01/21 ........    2,810,000    2,858,444
San Francisco City and County Public Utilities Commission Water Revenue,
      Refunding, Series A, 6.50%, 11/01/09 ...............................................................    4,000,000    4,282,440
      Series A, 5.00%, 11/01/21 ..........................................................................    5,000,000    4,511,100
San Francisco City and County RDA,
      Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .....................................................      315,000      341,706
      Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 .......................................    9,100,000   10,232,313
      Lease Revenue, George R. Moscone Center, Refunding, Series 1992, 5.50%, 7/01/18 ....................   22,170,000   21,711,303
      MFHR, 1045 Mission Apartments, Series C, GNMA Secured, 5.35%, 12/20/40 .............................    7,715,000    7,060,537
      Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 ................................    5,645,000    5,646,919
San Francisco City and County Revenue, Irwin Memorial Blood Center, Series A, 6.80%, 12/01/21 ............    3,000,000    3,157,050
San Gabriel Valley Schools Financing Authority Revenue,
      Oxnard Union High School, Pre-Refunded, 6.50%, 3/01/18 .............................................    3,620,000    3,944,316
      Oxnard Union High School, Pre-Refunded, 6.60%, 3/01/24 .............................................    4,145,000    4,529,366
      Pomona USD Financing, 5.80%, 2/01/26 ...............................................................    5,150,000    5,149,537
      Series A, 7.70%, 11/01/19 ..........................................................................    1,765,000    1,803,053
San Gorgonio Memorial Health Care District Health Facility Revenue, Pre-Refunded, 6.375%, 6/01/08 ........    1,815,000    1,979,439
San Joaquin Area Flood Control Agency 1915 Act, Flood Protection and Restoration Assessment, FSA Insured,
      6.00%, 9/02/14 .....................................................................................    8,220,000    8,494,712


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                           PRINCIPAL
                                                                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Joaquin County COP, General Hospital Project, Pre-Refunded,
      6.25%, 9/01/13 ...................................................................................  $ 32,880,000  $ 35,904,631
      6.625%, 9/01/20 ..................................................................................    36,500,000    40,346,370
San Joaquin County Special Tax, CFD No. 8,
      7.625%, 9/01/10 ..................................................................................     1,420,000     1,427,696
      7.75%, 9/01/20 ...................................................................................     2,990,000     3,016,581
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Refunding, Series A, 5.50%, 1/15/28 ..............................................................   247,300,000   233,423,997
      Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ...............................................    91,470,000    87,252,318
      Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ................................................    28,000,000    26,113,920
      Senior Lien, 5.00%, 1/01/33 ......................................................................    82,040,000    70,275,464
      Senior Lien, Pre-Refunded, 7.00%, 1/01/30 ........................................................    85,535,000    94,479,395
      Senior Lien, Pre-Refunded, 6.75%, 1/01/32 ........................................................    64,320,000    70,563,542
San Jose Airport Revenue, Refunding, MBIA Insured, 5.75%, 3/01/16 ......................................    13,600,000    13,724,440
San Jose Financing Authority Revenue, Convention Center Project,
      Refunding, Series C, 6.40%, 9/01/17 ..............................................................    16,100,000    16,844,947
      Series C, 6.40%, 9/01/22 .........................................................................    55,550,000    58,058,083
San Jose RDA,
      MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ....................................     7,155,000     6,970,186
      Tax Allocation, Housing, Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ...........     7,325,000     7,329,688
  (a) Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 ................................     7,000,000     6,456,240
      Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 .................     4,000,000     3,542,640
      Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ..................    35,235,000    32,133,263
      Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 .................    24,135,000    23,878,204
      Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.00%, 8/01/20 .......    35,665,000    32,681,979
San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 ....................................................        65,000        81,791
San Luis Obispo County COP, Jail Expansion Project,
      6.75%, 10/01/16 ..................................................................................     1,830,000     1,888,816
      6.80%, 10/01/21 ..................................................................................     1,475,000     1,522,554
San Marcos PFA Revenue, Series A, 6.25%, 9/02/22 .......................................................    25,000,000    25,863,250
San Marcos Public Facilities Authority Revenue,
      Capital Improvement, 8.25%, 1/01/19 ..............................................................    17,065,000    17,651,183
      Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A, 6.15%, 8/01/13 .........    11,670,000    11,810,040
      Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A, 6.20%, 8/01/22 .........     7,895,000     7,975,371
      Rancheros Mobilehome Park Project, 7.00%, 10/01/24 ...............................................       660,000       686,829
      Refunding, 5.80%, 9/01/18 ........................................................................     4,750,000     4,539,860
      Tax Allocation, Refunding, Series A, FSA Insured, 5.50%, 8/01/23 .................................    18,000,000    17,601,120
San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14 .............................     5,000,000     5,188,950
San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Series A, FSA Insured,
      5.125%, 7/15/28 ..................................................................................     4,005,000     3,654,482
      Pre-Refunded, 5.75%, 7/15/27 .....................................................................     9,000,000     9,786,960
San Mateo County Joint Powers Financing Authority Lease Revenue, San Mateo County Health Care Center,
  Series A, FSA Insured, Pre-Refunded, 5.75%, 7/15/22 ..................................................    25,445,000    27,540,141
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, MBIA Insured, 5.125%, 8/01/32 ....    10,145,000     9,185,384
San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.70%, 8/01/27 ...................................     6,330,000     6,032,933
San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 ......................     3,500,000     3,725,960
San Rafael RDA, Tax Allocation, Central San Rafael Redevelopment, Refunding, FGIC Insured, 6.45%,
      12/01/17 .........................................................................................     6,740,000     7,169,405


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Rafael Sanitation District COP, Waste Water Facilities Financing, 6.80%, 8/01/11 ...................   $ 2,200,000   $ 2,303,840
San Ramon COP, Capital Improvement Projects, Series 1993, 6.00%, 3/01/18 ...............................     1,730,000     1,748,148
San Ramon PFA, Tax Allocation Revenue,
      MBIA Insured, 5.30%, 2/01/28 .....................................................................    19,610,000    18,381,826
      Pre-Refunded, 6.90%, 2/01/24 .....................................................................     6,140,000     6,939,612
      Refunding, 6.90%, 2/01/24 ........................................................................     6,910,000     7,399,297
San Ramon Valley COP, Fire Protection District, Financing Corp., Refunding, 6.00%, 7/01/19 .............     6,275,000     6,396,108
San Ramon Valley USD, COP,
      Measure A, Capital Project, Series A, 5.95%, 10/01/01 ............................................     6,925,000     7,198,122
      Pre-Refunded, 7.70%, 2/01/10 .....................................................................     6,000,000     6,581,400
      Refunding, 7.55%, 2/01/04 ........................................................................     6,505,000     6,571,221
      Refunding, Series 1992, 7.00%, 2/01/22 ...........................................................    20,210,000    21,352,876
      Series A, 6.35%, 10/01/01 ........................................................................    11,435,000    11,730,252
Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured, 6.125%, 6/01/16 .........     2,070,000     2,147,232
Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 .............................     5,000,000     5,160,550
Santa Ana HMR, Series A, FGIC Insured, 9.50%, 6/01/12 ..................................................        40,000        40,107
Santa Barbara COP,
      California Health Facilities, Loan Program, 7.65%, 5/01/15 .......................................     1,675,000     1,734,144
      Harbor Project, Refunding, 6.75%, 10/01/27 .......................................................     8,090,000     8,594,897
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ....................     5,955,000     5,647,603
Santa Barbara SFMR, GNMA Secured,
      7.625%, 10/01/10 .................................................................................       200,000       206,836
      7.65%, 10/01/23 ..................................................................................       580,000       597,481
Santa Clara County COP, Terraces of Los Gatos Project, Pre-Refunded, 6.90%, 3/01/18 ....................     4,000,000     4,239,280
Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities, Replacement
  Project, Series A, AMBAC Insured, Pre-Refunded, 6.75%, 11/15/20 ......................................    13,000,000    14,713,660
Santa Clara County MFHR,
      Don de Dios Apartments, Series A, GNMA Secured, 5.50%, 5/20/40 ...................................     4,050,000     3,789,221
      Village Avante Apartments, Series A, GNMA Secured, 5.50%, 5/20/40 ................................     6,750,000     6,315,368
Santa Clara Housing Authority MFHR,
      Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ......................     6,465,000     6,832,212
      Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 .........................     5,625,000     5,800,894
      Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ........................     3,860,000     4,081,332
Santa Clara Valley Water District COP, Refunding and Improvement, Series A, FGIC Insured,
      6.00%, 2/01/24 ...................................................................................    17,000,000    17,419,900
Santa Clarita COP, Refunding,
      GNMA Secured, 5.875%, 5/20/26 ....................................................................    16,130,000    16,195,810
      MBIA Insured, 5.00%, 10/01/21 ....................................................................     5,105,000     4,654,280
Santa Cruz City School District COP, Education Center Financing Project, Pre-Refunded, 7.00%, 5/01/24 ..     3,150,000     3,556,980
Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 .......................     9,230,000     9,512,623
Santa Margarita/Dana Point Authority Revenue, ID 3, 3A, 4, and 4A, Refunding, Series B, MBIA Insured,
      5.75%, 8/01/20 ...................................................................................     7,000,000     7,050,330
Santa Maria Bonita School District COP, MBIA Insured,
      7.00%, 3/01/16 ...................................................................................       480,000       504,821
      Pre-Refunded, 7.00%, 3/01/16 .....................................................................     2,270,000     2,410,490
Santa Maria COP, Revenue, Marian Medical Center, Pre-Refunded, 6.75%, 9/01/22 ..........................     3,600,000     3,929,904
Seal Beach RDA, Sub. Lien, Tax Allocation Revenue, Riverfront, Refunding, Series A, 6.70%, 9/01/13 .....     2,880,000     2,905,373


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project,
  Series A,
      5.95%, 1/01/11 ...................................................................................   $ 1,880,000   $ 1,939,070
      6.05%, 1/01/17 ...................................................................................     5,135,000     5,192,358
Shasta Joint Powers Financing Authority Lease Revenue, Courthouse County Improvement Project,
  Series A, Pre-Refunded,
      6.60%, 6/01/12 ...................................................................................     1,000,000     1,082,030
      6.70%, 6/01/23 ...................................................................................     2,500,000     2,711,300
Sierra View Local Hospital District Revenue, Insured Health Facilities, Pre-Refunded, 6.40%, 3/01/22 ...    15,000,000    16,061,250
Simi Valley SFRMR, Series A, GNMA Secured, FNMA Insured, 7.70%, 3/01/25 ................................       595,000       613,862
Snowline Joint USD, COP, Pre-Refunded, 7.25%, 4/01/18 ..................................................     1,000,000     1,092,390
Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Pre-Refunded, 7.40%, 11/01/12 ..............     3,855,000     4,294,933
Sonoma County Office of Education COP, Series 1990, Pre-Refunded, 7.375%, 7/01/20 ......................     1,745,000     1,828,167
South Gate PFA Revenue, Tax Allocation, South Gate Redevelopment Project No. 1, AMBAC Insured,
  5.875%, 9/01/24 ......................................................................................     8,505,000     8,607,911
South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities Project, 6.50%, 2/15/14 .     4,500,000     4,657,905
South Orange County PFA, Special Tax Revenue,
      Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18 ............................................     5,000,000     5,047,500
      Senior Lien, Refunding, Series A, MBIA Insured, 6.00%, 9/01/18 ...................................    18,850,000    19,337,650
South San Francisco 1915 Act, Gateway AD No. ST-82-2, 8.00%,
      9/02/00 ..........................................................................................     1,455,000     1,489,673
      9/02/01 ..........................................................................................     1,570,000     1,627,117
      9/02/02 ..........................................................................................     1,675,000     1,736,406
Southern California HFA SFMR,
      GNMA Secured, 7.625%, 10/01/22 ...................................................................     2,730,000     2,784,163
      GNMA Secured, 7.75%, 3/01/24 .....................................................................     3,720,000     3,835,432
      Series A, GNMA Secured, 6.75%, 9/01/22 ...........................................................       620,000       639,654
      Series B, GNMA Secured, 6.90%, 10/01/24 ..........................................................     1,050,000     1,086,078
Southern California Public Power Authority Power Project Revenue,
      6.75%, 7/01/13 ...................................................................................    10,000,000    11,286,200
      Hydroelectric-Hoover Uprating, Refunding, 6.00%, 10/01/17 ........................................     7,795,000     7,905,455
      Multi-Purpose Projects, 6.00%, 7/01/18 ...........................................................    29,645,000    29,730,971
      Palo Verde, Refunding, Series A, AMBAC Insured, ETM, 5.00%, 7/01/15 ..............................    11,000,000    10,391,590
      Palo Verde, Refunding, Series A, FSA Insured, ETM, 5.00%, 7/01/15 ................................     6,960,000     6,540,173
      San Juan Project Unit 3, Series A, MBIA Insured, 5.00%, 1/01/20 ..................................     5,790,000     5,312,904
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission,
  Refunding,
      6.125%, 7/01/18 ..................................................................................    51,035,000    52,925,336
      5.50%, 7/01/20 ...................................................................................    19,785,000    19,376,044
      5.75%, 7/01/21 ...................................................................................    22,530,000    22,629,583
      MBIA Insured, 5.75%, 7/01/21 .....................................................................    16,335,000    16,407,201
Southern Kern USD, COP, Pre-Refunded, 7.10%, 9/01/17 ...................................................     2,250,000     2,477,565
Standard Elementary School District COP, Pre-Refunded, 7.375%, 6/01/11 .................................     1,390,000     1,467,076
Stockton Central Parking District, Refunding, Series 1991, 7.90%, 8/01/11 ..............................     5,700,000     5,722,059
Stockton East Water District COP, 1990 Project,
      Series A, AMBAC Insured, 6.40%, 4/01/22 ..........................................................    14,095,000    14,814,127
      Series A, AMBAC Insured, Pre-Refunded, 6.40%, 4/01/22 ............................................     5,905,000     6,347,462
      Series B, 7.45%, 4/01/05 .........................................................................    28,575,000    57,113,710
Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A, MBIA Insured, 5.50%, 6/01/23 ..     5,000,000     4,857,950


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Stockton PFA Special Tax, CFD No. 90-4, Pre-Refunded, 8.50%, 9/01/16 ...................................   $ 8,000,000   $ 8,584,160
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA Insured,
  5.95%, 7/01/17 .......................................................................................     5,095,000     5,269,453
Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%, 9/01/29 ................    20,160,000    18,719,770
Stockton Special Tax, CFD No. 90-2,
      Brookside, Series 305, Pre-Refunded, 8.50%, 8/01/09 ..............................................     1,430,000     1,514,885
      Brookside, Series 305, Pre-Refunded, 8.65%, 8/01/15 ..............................................     2,710,000     2,874,145
      Series 2, ETM, 7.30%, 8/01/00 ....................................................................       725,000       746,968
      Series 2, Pre-Refunded, 7.35%, 8/01/01 ...........................................................       780,000       819,101
      Series 2, Pre-Refunded, 7.40%, 8/01/02 ...........................................................       835,000       877,201
      Series 2, Pre-Refunded, 7.45%, 8/01/03 ...........................................................       895,000       940,591
      Series 2, Pre-Refunded, 7.50%, 8/01/04 ...........................................................       965,000     1,014,543
      Series 2, Pre-Refunded, 7.70%, 8/01/09 ...........................................................     3,000,000     3,158,820
      Series 6, 7.75%, 8/01/15 .........................................................................     3,000,000     3,082,170
Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 ......................................     2,105,000     2,181,033
Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding, MBIA Insured,
      6.00%, 10/01/18 ..................................................................................     3,285,000     3,383,057
      5.90%, 10/01/23 ..................................................................................     3,450,000     3,515,136
Sunnyvale Financing Authority Utilities Revenue, Wastewater Reuse and Sludge, Series A, 6.30%, 10/01/12      4,735,000     4,887,988
Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .......................................     7,990,000     7,420,792
Tehachapi COP, Series 1990, 8.20%, 11/01/20 ............................................................     2,500,000     2,587,125
Tehachapi Cummings County Water District Revenue COP, Capital Improvement Project, MBIA Insured,
  Pre-Refunded, 6.30%, 8/01/14 .........................................................................     3,000,000     3,237,540
Tehachapi USD, COP, Tompkins Elementary School Project, Pre-Refunded, 7.80%, 2/01/21 ...................     2,285,000     2,442,619
Temecula Valley USD,
      Series D, FGIC Insured, 6.00%, 9/01/14 ...........................................................     1,250,000     1,294,375
      Series D, FGIC Insured, 6.125%, 9/01/19 ..........................................................     3,110,000     3,199,102
      Series E, FSA Insured, 6.35%, 9/01/19 ............................................................     5,460,000     5,870,537
Thousand Oaks RDA,
      MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%, 11/01/27 ..................     7,530,000     7,426,387
      Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured, 5.375%, 12/01/25 .    24,485,000    23,439,980
Thousand Oaks SFHMR,
      Capital Appreciation, Series A, GNMA Secured, 8.00%, 9/01/23 .....................................       139,000       280,966
      Refunding, Series A, GNMA Secured, 7.45%, 9/01/10 ................................................       200,000       205,538
      Refunding, Series A, GNMA Secured, 7.55%, 9/01/15 ................................................       280,000       285,701
      Refunding, Series A, GNMA Secured, 7.625%, 3/01/23 ...............................................       790,000       792,923
Torrance Hospital Revenue,
      Little Co. of Mary Hospital, Pre-Refunded, 6.875%, 7/01/15 .......................................     3,595,000     3,864,409
      Torrance Memorial Hospital Medical Center, Refunding, 6.75%, 1/01/12 .............................     2,000,000     2,012,500
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
      Series A, FSA Insured, 6.00%, 10/01/10 ...........................................................    13,775,000    14,940,916
      Series A, FSA Insured, 6.10%, 10/01/15 ...........................................................    13,220,000    14,217,317
      Series C, FSA Insured, 6.00%, 7/01/12 ............................................................     3,040,000     3,284,842
      Series C, FSA Insured, 6.10%, 7/01/19 ............................................................     5,215,000     5,568,838
Tracy Area Public Facilities Financing Agency Special Tax, CFD No. 8,
      Refunding, Series H, MBIA Insured, 5.875%, 10/01/19 ..............................................    18,250,000    18,665,188
      Series C, Pre-Refunded, 7.80%, 10/01/16 ..........................................................     5,000,000     5,305,300


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                            PRINCIPAL
                                                                                                             AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%, 10/01/27 .........   $ 6,695,000   $ 6,116,150
Travis USD, COP, Foxboro Elementary School Construction Project,
      ETM, 6.10%, 9/01/00 ..............................................................................       335,000       342,625
      ETM, 6.20%, 9/01/01 ..............................................................................       355,000       369,640
      ETM, 6.30%, 9/01/02 ..............................................................................       170,000       180,234
      Pre-Refunded, 6.40%, 9/01/03 .....................................................................       405,000       437,684
      Pre-Refunded, 6.50%, 9/01/04 .....................................................................       430,000       465,866
      Pre-Refunded, 6.60%, 9/01/05 .....................................................................       455,000       494,189
      Pre-Refunded, 6.70%, 9/01/06 .....................................................................       490,000       533,532
      Pre-Refunded, 7.00%, 9/01/12 .....................................................................     3,670,000     4,025,917
Tri-Cities Municipal Water District COP, Special Districts Lease Program, Series T, Pre-Refunded, 6.55%,
  12/01/17 .............................................................................................     2,665,000     2,904,797
Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .................     5,000,000     5,011,150
Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding, 7.50%, 1/01/17 .............    47,150,000    48,103,373
Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
      6.60%, 4/01/11 ...................................................................................     2,565,000     2,672,474
      6.75%, 4/01/23 ...................................................................................     4,000,000     4,119,720
Truckee-Donner PUD, COP, Water System Improvement Project, MBIA Insured, Pre-Refunded, 6.75%, 11/15/21 .       500,000       538,545
Tulare County COP,
      Capital Improvement Program, Series A, MBIA Insured, Pre-Refunded, 6.00%, 2/15/16 ................     4,250,000     4,680,440
      Financing Project, Series B, Pre-Refunded, 6.875%, 11/15/12 ......................................     1,100,000     1,210,022
Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 ...........................     4,455,000     4,076,949
Union City Community RDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
  5.75%, 10/01/33 ......................................................................................     5,250,000     5,271,158
University of California COP, UCLA Center Chiller/Cogeneration Project, Refunding,
      5.50%, 11/01/17 ..................................................................................    13,940,000    13,876,155
      5.60%, 11/01/20 ..................................................................................    14,880,000    14,842,800
University of California Revenues,
      Multi-Purpose Projects, Refunding, Series C, AMBAC Insured, 5.00%, 9/01/23 .......................    17,545,000    15,866,821
      Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 ...................................    40,575,000    36,820,595
      Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/27 ...................................    82,440,000    73,683,223
      Research Facilities, Refunding, Series C, FSA Insured, 5.00%, 9/01/21 ............................     9,945,000     9,068,149
      Research Facilities, Series B, Pre-Refunded, 6.55%, 9/01/24 ......................................    26,780,000    29,581,456
      U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20 .........................................    45,385,000    45,627,810
      U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/24 .........................................    15,500,000    15,572,385
Upland COP,
      Refunding, Mortgage Insured, 5.50%, 1/01/07 ......................................................     4,935,000     5,014,009
      San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ........................................    11,210,000    11,366,828
Upland Housing Authority Revenue, Series 1990, Issue A, 7.85%, 7/01/20 .................................     4,440,000     4,555,218
Vacaville COP, Pre-Refunded, 9.40%, 10/01/15 ...........................................................    12,170,000    13,053,785
Vacaville PFA Revenue, Local Agency, 8.65%, 9/02/18 ....................................................     5,815,000     6,019,223
Val Verde USD, COP,
      Thomas Rivera Middle School, Pre-Refunded, 6.50%, 6/01/22 ........................................     7,315,000     7,973,862
      Vista Verde Project, Pre-Refunded, 6.95%, 6/01/21 ................................................     2,785,000     2,972,904
Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ..........................     2,470,000     2,486,327
Vallejo Revenue,
      Golf Course Project, Series A, 7.90%, 6/01/17 ....................................................     6,000,000     6,266,460
      Water Improvement Project, Refunding, Series A, FSA Insured, 5.875%, 5/01/26 .....................     6,500,000     6,597,955


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                      PRINCIPAL
                                                                                                       AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Vallejo USD, Special Tax Revenue, CFD No. 2,
      7.75%, 9/01/15 ...........................................................................   $     2,300,000   $     2,337,812
      8.125%, 9/01/16 ..........................................................................         5,100,000         5,289,006
Victor Valley UHSD, COP, Pre-Refunded, 7.875%, 11/01/12 ........................................         5,100,000         5,432,571
Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project,
      Pre-Refunded, 7.50%, 11/01/06 ............................................................         1,200,000         1,307,808
      Refunding, Series A, FSA Insured, 6.125%, 9/01/19 ........................................         2,405,000         2,492,013
      Refunding, Series A, FSA Insured, 6.125%, 9/01/24 ........................................         3,245,000         3,349,197
Virgin Islands PFA Revenue, Senior Lien,
      Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ....................................         7,000,000         6,583,080
      Refunding, Series A, 5.50%, 10/01/14 .....................................................         3,865,000         3,734,904
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area,
      MBIA Insured, 5.50%, 9/01/23 .............................................................        11,810,000        11,548,290
      Series A, MBIA Insured, 5.125%, 9/01/28 ..................................................         3,645,000         3,325,552
      Series B, MBIA Insured, 5.20%, 9/01/28 ...................................................         5,485,000         5,098,362
Vista Joint Powers Financing Authority Revenue,
      Lease, Refunding, MBIA Insured, 5.625%, 5/01/16 ..........................................         5,000,000         5,045,800
      Series A, 7.625%, 2/01/20 ................................................................         3,675,000         3,773,380
Walnut Improvement Agency RMR, Series A, 10.25%, 5/01/17 .......................................            80,000            82,501
Walnut PFA Revenue, Tax Allocation, Improvement Project, Refunding, MBIA Insured, 6.50%,
  9/01/22 ......................................................................................         8,285,000         8,827,585
Washington Township Hospital District Revenue,
      AMBAC Insured, 5.25%, 7/01/23 ............................................................         5,000,000         4,727,400
      HealthCare District Revenue, 5.25%, 7/01/29 ..............................................         6,500,000         5,785,910
Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A, Pre-Refunded,
      6.30%, 7/01/15 ...........................................................................         3,990,000         4,426,187
      6.35%, 7/01/24 ...........................................................................         5,435,000         6,042,796
Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project, 6.30%, 8/01/06 .........         1,745,000         1,752,172
West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A, AMBAC
  Insured, 5.50%, 8/01/22 ......................................................................         4,000,000         3,918,200
West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ....................................         6,250,000         5,620,625
West Sacramento Financing Authority Revenue, MBIA Insured, Pre-Refunded, 6.25%, 9/01/24 ........        15,550,000        17,195,501
West Sacramento RDA, Tax Allocation, West Sacramento Redevelopment Project, MBIA Insured,
  Pre-Refunded, 6.25%, 9/01/21 .................................................................         4,725,000         5,016,391
Westminster RDAR, Tax Allocation, Commercial Redevelopment Project No. 1, Refunding, Series A,
  Pre-Refunded, 7.30%, 8/01/21 .................................................................         6,455,000         6,965,591
Whittier CFD, Special Tax Revenue, Whitter Station Center, Series 1, Pre-Refunded, 7.75%,
  9/01/19 ......................................................................................         5,095,000         5,383,887
William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
  Refunding, FSA Insured, 6.50%, 9/01/14 .......................................................         4,000,000         4,337,360
                                                                                                                     ---------------
TOTAL BONDS (COST $12,817,076,714) .............................................................                      12,978,373,743
                                                                                                                     ---------------
ZERO COUPON/STEP-UP BONDS 9.3%
Anaheim PFA, Lease Revenue,
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, 9/01/26 ........         4,430,000           898,138
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, 9/01/27 ........        17,860,000         3,412,510
      Capital Appreciation, Public Improvements Project, Series C, FSA Insured, 9/01/28 ........         8,425,000         1,517,006
      Public Improvements Project, Series C, FSA Insured, 9/01/33 ..............................        37,070,000         4,961,820


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                          PRINCIPAL
                                                                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured, zero cpn. to 9/01/00, 7.00%
  thereafter, 9/01/28 ..............................................................................    $  2,965,000    $  2,893,188
Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
      2/01/00 ......................................................................................         550,000         543,488
      2/01/01 ......................................................................................         560,000         530,533
      2/01/02 ......................................................................................         565,000         512,082
      2/01/03 ......................................................................................         570,000         493,261
      2/01/04 ......................................................................................         575,000         474,185
      2/01/05 ......................................................................................         585,000         458,517
Burton Elementary School District COP, Loan Acquisition, Capital Appreciation, Series B, FSA
  Insured, zero cpn. to 9/01/00, 6.60% thereafter, 9/01/27 .........................................         300,000         287,205
California Educational Facilities Authority Revenue, Santa Clara University, AMBAC Insured,
  9/01/26 ..........................................................................................       5,800,000       1,191,378
California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A, ETM,
  10/01/11 .........................................................................................      13,970,000       7,154,736
California HFAR,
      Capital Appreciation, Series G, MBIA Insured, 2/01/30 ........................................      72,660,000      11,543,494
      Home Mortgage, Capital Appreciation, Series A, 8/01/16 .......................................         615,000         101,487
      Home Mortgage, Series B, MBIA Insured, 2/01/30 ...............................................     125,210,000      19,892,113
      Home Mortgage, Series C, 8/01/21 .............................................................      11,375,000       2,152,378
California Public School District Financing Authority Lease Revenue, Los Banos School,
      Series A, FSA Insured, zero cpn. to 10/01/00, 6.20% thereafter, 10/01/23 .....................         455,000         434,857
      Series B, FSA Insured, Pre-refunded, zero cpn. to 10/01/00, 6.20% thereafter,10/01/23 ........       4,535,000       4,571,325
California State GO,
      Principal Eagles II, Series 3, 3/01/09 .......................................................       7,500,000       4,683,225
      Principal Eagles II, Series 4, 6/01/06 .......................................................      10,000,000       7,340,400
      Principal Eagles II, Series 6, 3/01/09 .......................................................       5,000,000       3,122,150
      Principal M-Raes, Series 8, 4/01/09 ..........................................................       9,000,000       5,596,470
California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
      8/01/09 ......................................................................................       6,450,000       3,948,174
      8/01/10 ......................................................................................       6,745,000       3,886,267
      8/01/11 ......................................................................................       3,115,000       1,686,087
Campbell USD, Series B, FGIC Insured,
      8/01/20 ......................................................................................       5,000,000       1,492,900
      8/01/21 ......................................................................................       6,280,000       1,761,854
Chino USD, COP, Land Acquisition, Series B, FSA Insured, zero cpn. to 9/01/02,
      6.60% thereafter, 9/01/14 ....................................................................       1,580,000       1,356,951
      6.70% thereafter, 9/01/29 ....................................................................       4,780,000       4,032,121
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 ........................       6,810,000       2,781,272
Contra Costa Home Mortgage Finance Authority HMR, Mandatory Sinking Fund,
      3/01/07, MBIA Insured, Pre-Refunded, 9/01/17 .................................................      10,770,000       2,332,890
      9/01/07, MBIA Insured, Pre-Refunded, 9/01/17 .................................................       5,890,000       1,317,181
      3/01/08, MBIA Insured, Pre-Refunded, 9/01/17 .................................................       9,635,000       2,209,980
      9/01/08, MBIA Insured, Pre-Refunded, 9/01/17 .................................................       8,095,000       1,916,167
      3/01/09, MBIA Insured, Pre-Refunded, 9/01/17 .................................................       8,615,000       2,075,698
      9/01/09, MBIA Insured, Pre-Refunded, 9/01/17 .................................................       7,135,000       1,772,905
      3/01/10, MBIA Insured, Pre-Refunded, 9/01/17 .................................................       7,700,000       1,959,111
      9/01/10, MBIA Insured, Pre-Refunded, 9/01/17 .................................................       6,275,000       1,645,870


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                          PRINCIPAL
                                                                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Contra Costa School Financing Authority Revenue, Capital Appreciation,
      Antioch USD Community, Series B, 9/01/07 .....................................................    $  1,515,000    $    936,361
      Vista USD, Series A, FSA Insured, Pre-Refunded, 9/01/03 ......................................       1,000,000         847,230
      Vista USD, Series A, FSA Insured, Pre-Refunded, 9/01/17 ......................................       3,820,000       1,229,161
Desert Sands USD, COP, Capital Projects, FSA Insured, zero cpn. to 3/01/01, 6.45% thereafter,
  3/01/20 ..........................................................................................       6,820,000       6,207,428
El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
      8/01/16 ......................................................................................       2,050,000         777,135
      8/01/22 ......................................................................................      11,485,000       2,960,029
      8/01/27 ......................................................................................      11,495,000       2,177,613
Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
      12/01/19 .....................................................................................       2,775,000         847,874
      12/01/20 .....................................................................................       2,765,000         793,279
      12/01/21 .....................................................................................       4,195,000       1,129,714
      12/01/22 .....................................................................................       4,195,000       1,059,993
      12/01/23 .....................................................................................       4,195,000         996,480
      12/01/24 .....................................................................................       4,200,000         937,776
      12/01/25 .....................................................................................       6,355,000       1,333,406
      12/01/26 .....................................................................................       6,355,000       1,252,825
      12/01/27 .....................................................................................       6,355,000       1,180,124
      12/01/28 .....................................................................................       6,355,000       1,111,617
Fontana USD, GO, Series D, FGIC Insured, 5/01/17 ...................................................       5,000,000       5,450,793
Foothill/Eastern Corridor Agency Toll Revenue, Capital Appreciation, Senior Lien, Series A,
  ETM, 1/01/24 .....................................................................................      72,045,000      17,517,021
Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, 1/15/26 .....................................................      38,720,000       7,471,798
      Capital Appreciation, Refunding, 1/15/30 .....................................................      30,960,000       4,529,448
      Capital Appreciation, Refunding, 1/15/31 .....................................................     100,415,000      13,786,980
      Capital Appreciation, Refunding, 1/15/36 .....................................................     182,160,000      18,208,714
      Capital Appreciation, Refunding, 1/15/38 .....................................................     170,560,000      15,016,102
      Capital Appreciation, Refunding, MBIA Insured, 1/15/21 .......................................      51,180,000      13,674,272
      Capital Appreciation, Refunding, MBIA Insured, 1/15/37 .......................................     170,615,000      16,005,393
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20, ............      45,500,000      24,702,405
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27, ...........      80,835,000      43,225,708
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28, ...........      80,500,000      43,003,100
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29, ...........     112,230,000      59,897,151
      Capital Appreciation, Senior Lien, Series A, ETM, 1/01/22 ....................................      30,835,000       8,461,741
      Capital Appreciation, Senior Lien, Series A, ETM, 1/01/23 ....................................       5,765,000       1,489,272
      Capital Appreciation, Senior Lien, Series A, ETM, 1/01/28 ....................................       2,000,000         381,920
      Convertible Capital Appreciation, Refunding, 1/15/26 .........................................      30,000,000      16,059,300
      Convertible Capital Appreciation, Refunding, 1/15/32 .........................................     100,000,000      12,886,000
      Convertible Capital Appreciation, Refunding, 1/15/33 .........................................     132,460,000      16,018,388
      Convertible Capital Appreciation, Refunding, 1/15/34 .........................................     100,000,000      11,349,000
      Convertible Capital Appreciation, Refunding, 1/15/35 .........................................      20,000,000       2,130,200
      Senior Lien, Series A, ETM, 1/01/09 ..........................................................      10,000,000       8,493,591
      Senior Lien, Series A, ETM, 1/01/25 ..........................................................      20,660,000       4,727,008
      Senior Lien, Series A, ETM, 1/01/26 ..........................................................      23,475,000       5,040,552
      Senior Lien, Series A, ETM, 1/01/27 ..........................................................      15,000,000       3,037,350
      Senior Lien, Series A, ETM, 1/01/29 ..........................................................      35,310,000       6,358,625
      Senior Lien, Series A, Pre-Refunded, 1/01/12 .................................................       8,000,000       7,304,809


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                          PRINCIPAL
                                                                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Lodi Electric Systems Revenue, COP, Capital Appreciation Bond, Series B, MBIA Insured, 1/15/19 .....    $  6,360,000    $  2,015,801
Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM,12/01/05 ..............      26,750,000      20,181,805
Los Angeles HMR, Series A, GNMA Secured, 8/25/16 ...................................................       1,035,000         253,925
Los Banos USD, COP, Series B, MBIA Insured, 8/01/16 ................................................       5,000,000       4,518,850
New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 ...........................      14,700,000       3,561,810
Palmdale CRDA, Tax Allocation, Merged Project, Sub. Lien, AMBAC Insured, zero cpn. to 12/01/04,
  5.50% thereafter, 12/01/29 .......................................................................       3,255,000       2,417,290
Paramount USD, COP, Land Acquisition, Series B, FSA Insured, zero cpn. to 9/01/01,
      6.85% thereafter, 9/01/14 ....................................................................       1,695,000       1,507,075
      7.00% thereafter, 9/01/29 ....................................................................       7,675,000       6,825,530
Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded,12/01/17 ...........................       4,090,000       1,333,135
Perris SFMR, ETM, Series A, GNMA Secured, 6/01/23 ..................................................      19,095,000       4,672,925
Placer Hills Union Elementary School District COP, Series B, zero cpn. to 3/01/00, 7.125%
  thereafter, 3/01/19 ..............................................................................         510,000         517,480
Placer UHSD COP, Capital Appreciation, Series A, 3/01/19 ...........................................       2,095,000       2,125,733
Porterville UHSD, COP, Capital Appreciation, Land Acquisition, Series A, FSA Insured, 9/01/27 ......       1,310,000       1,386,815
Rancho Water District Financing Authority Revenue, AMBAC Insured,
      8/15/16 ......................................................................................       8,605,000       3,308,535
      8/15/17 ......................................................................................      13,605,000       4,891,540
      8/15/18 ......................................................................................      13,605,000       4,585,425
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, MBIA
  Insured,
      6/01/23 ......................................................................................      14,160,000       3,505,165
      6/01/24 ......................................................................................      13,005,000       3,027,560
Riverside County Board of Education COP, Capital Appreciation Financing Projects, Series A,
  11/01/05 .........................................................................................       1,250,000         935,510
Riverside County SFMR, Capital Appreciation Mortgage,
      Series A, GNMA Secured, ETM, 9/01/14 .........................................................      20,220,000       8,685,905
      Series A, GNMA Secured, ETM, 11/01/20 ........................................................      25,055,000       7,194,290
      Series B, GNMA Secured, ETM, 6/01/23 .........................................................      26,160,000       6,401,875
Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured,
      9/01/08 ......................................................................................       3,660,000       2,374,095
      9/01/09 ......................................................................................       4,100,000       2,496,858
      9/01/10 ......................................................................................       4,595,000       2,625,123
      9/01/11 ......................................................................................       5,145,000       2,756,844
      9/01/12 ......................................................................................       5,760,000       2,892,210
      9/01/16 ......................................................................................      33,960,000      13,024,338
Roseville City School District GO, Capital Appreciation, Series A,
      8/01/11 ......................................................................................       3,115,000       1,647,710
      8/01/17 ......................................................................................      30,770,000      10,690,420
Roseville Joint UHSD, Capital Appreciation, Series A,
      8/01/10 ......................................................................................       1,820,000       1,027,845
      8/01/11 ......................................................................................       1,965,000       1,039,405
      8/01/17 ......................................................................................      18,155,000       6,305,412
San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital
  Appreciation,
      7/01/05 ......................................................................................      12,820,000       9,764,865
      7/01/06 ......................................................................................      11,320,000       8,168,965
      7/01/07 ......................................................................................       4,570,000       3,118,430
      7/01/08 ......................................................................................       7,785,000       5,004,820
      Pre-Refunded, 7/01/16 ........................................................................      16,300,000       4,928,630
      Pre-Refunded, 7/01/17 ........................................................................      16,300,000       4,534,985


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)



                                                                                                      PRINCIPAL
                                                                                                       AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital
  Appreciation, (cont.)
      Pre-Refunded, 7/01/18 ....................................................................   $    16,300,000   $     4,172,800
      Zero cpn. to 7/01/02, 8.50% thereafter, 7/01/14 ..........................................        46,000,000        42,999,880
San Gabriel USD, COP, Facilities Development Program, Series B, FSA Insured, zero cpn. to
  9/01/02, 6.75% thereafter, 9/01/29 ...........................................................         2,250,000         1,867,005
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Senior Lien,
      ETM, 1/01/25 .............................................................................         5,700,000         1,304,160
      ETM, 1/01/28 .............................................................................        33,545,000         6,440,975
      ETM, 1/01/29 .............................................................................        37,050,000         6,710,125
      Pre-Refunded, zero cpn. to 1/01/02, 7.50% thereafter, 1/01/09 ............................        21,585,000        22,028,355
      Pre-Refunded, zero cpn. to 1/01/02, 7.55% thereafter, 1/01/10 ............................        10,745,000        11,005,888
      Pre-Refunded, zero cpn. to 1/01/02, 7.60% thereafter, 1/01/11 ............................        25,935,000        26,624,350
      Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/12 ............................        25,215,000        25,887,987
      Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/13 ............................        27,350,000        27,941,306
      Pre-Refunded, zero cpn. to 1/01/02, 7.705% thereafter, 1/01/14 ...........................         7,470,000         7,708,217
      Pre-Refunded, zero cpn. to 1/01/02, 7.705% thereafter, 1/01/15 ...........................        60,155,000        61,679,928
      Refunding, Series A, 1/15/16 .............................................................        19,500,000        12,845,430
      Refunding, Series A, 1/15/17 .............................................................        17,000,000        11,152,170
      Refunding, Series A, 1/15/18 .............................................................        60,000,000        39,336,600
      Refunding, Series A, 1/15/19 .............................................................        57,000,000        37,217,580
      Refunding, Series A, 1/15/20 .............................................................        80,000,000        51,788,000
      Refunding, Series A, 1/15/22 .............................................................        90,000,000        57,976,200
      Refunding, Series A, 1/15/23 .............................................................        80,000,000        51,500,800
      Refunding, Series A, 1/15/24 .............................................................        80,000,000        51,468,800
Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 8/01/27 ................        20,000,000        14,030,400
Simi Valley SFRMR, Series A, 9/01/25 ...........................................................           850,000           111,935
Southern California Public Power Authority Power Project Revenue, Refunding, Series A, AMBAC
  Insured,
      7/01/11 ..................................................................................        12,000,000         6,486,360
      7/01/12 ..................................................................................        16,890,000         8,556,640
      7/01/13 ..................................................................................        16,000,000         7,582,240
Stockton East Water District COP, Refunding, Series A, AMBAC Insured, 4/01/16 ..................       103,885,000        38,263,960
                                                                                                                     ---------------
TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,292,484,773) ..........................................                       1,343,889,085
                                                                                                                     ---------------
TOTAL LONG TERM INVESTMENTS (COST 14,109,561,487) ..............................................                      14,322,262,828
                                                                                                                     ---------------
Short-term Investments .1%
(b)California Health Facilities Financing Authority Revenue, Adventist Hospital, Series B, MBIA
  Insured, Daily VRDN and Put, 2.40%, 9/01/28 ..................................................         8,400,000         8,400,000
(b)Irvine 1915 Act, AD No. 97-13, Daily VRDN and Put, 3.85%, 9/02/23 ...........................           772,000           772,000
                                                                                                                     ---------------
  TOTAL SHORT-TERM INVESTMENTS (COST $9,172,000) ...............................................                           9,172,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $14,118,733,487) 99.2% ...............................................                      14,331,434,828
  OTHER ASSETS, LESS LIABILITIES .8% ...........................................................                         124,181,881
                                                                                                                     ---------------
  NET ASSETS 100.0% ............................................................................                     $14,455,616,709
                                                                                                                     ===============

See glossary of terms on page 55.

(a) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)


GLOSSARY OF TERMS
--------------------------------------------------------------------------------

1915 ACT - Improvement Bond Act of 1915

ABAG     - The Association of Bay Area Governments

ACA      - American Capital Access

AD       - Assessment District

AMBAC    - American Municipal Bond Assurance Corp.

BIG      - Bond Investors Guaranty Insurance Co. (Acquired by MBIA in 1989 and
           no longer does business under this name)

CDA      - Community Development Authority/Agency

CFD      - Community Facilities District

CHFCLP   - California Health Facilities Construction Loan Program

COP      - Certificate of Participation

CRDA     - Community Redevelopment Authority/Agency

CSAC     - County Supervisors Association of California

ETM      - Escrow to Maturity

FGIC     - Financial Guaranty Insurance Co.

FHA      - Federal Housing Authority/Agency

FNMA     - Federal National Mortgage Association

FSA      - Financial Security Assistance (some of the securities shown as FSA
           Insured were originally insured by Capital Guaranty Insurance Co.
           (CGIC) which was acquired by FSA in 1995 and no longer does business under this name.)

GNMA     - Government National Mortgage Association

GO       - General Obligation

HFA      - Housing Finance Authority/Agency

HFAR     - Housing Finance Authority/Agency Revenue

HFR      - Home Financial Revenue

HMR      - Home Mortgage Revenue

ID       - Improvement District

IDR      - Industrial Development Revenue

MBIA     - Municipal Bond Investors Assurance Corp.

MBS      - Mortgage-Backed Securities

MFHR     - Multi-Family Housing Revenue

MFR      - Multi-Family Revenue

MTA      - Metropolitan Transit Authority

MUD      - Municipal Utility District

PCFA     - Pollution Control Financing Authority

PCR      - Pollution Control Revenue

PFA      - Public Financing Authority

PFAR     - Public Financing Authority Revenue

PUD      - Public Utility District

RDA      - Redevelopment Agency

RDAR     - Redevelopment Agency Revenue

RMR      - Residential Mortgage Revenue

RRMR     - Residential Rental Mortgage Revenue

SF       - Single Family

SFHMR    - Single Family Home Mortgage Revenue

SFM      - Single Family Mortgage

SFMR     - Single Family Mortgage Revenue

SFRMR    - Single Family Residential Mortgage Revenue

UHSD     - Unified High School District

USD      - Unified School District



FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)



Assets:
 Investments in securities, at value (cost $14,118,733,487) .................................................   $ 14,331,434,828
 Cash .......................................................................................................            198,900
 Receivables:
  Investment securities sold ................................................................................          6,800,203
  Capital shares sold .......................................................................................          8,202,923
  Interest ..................................................................................................        202,107,529
                                                                                                                ----------------
   Total assets .............................................................................................     14,548,744,383
                                                                                                                ----------------
Liabilities:
 Payables:
  Investment securities purchased ...........................................................................         65,343,137
  Capital shares redeemed ...................................................................................         18,155,338
  Affiliates ................................................................................................          8,070,975
  Shareholders ..............................................................................................          1,082,303
 Other liabilities ..........................................................................................            475,921
                                                                                                                ----------------
   Total liabilities ........................................................................................         93,127,674
                                                                                                                ----------------
    Net assets, at value ....................................................................................   $ 14,455,616,709
                                                                                                                ================
Net assets consist of:
 Undistributed net investment income ........................................................................   $     19,669,971
 Net unrealized appreciation ................................................................................        212,701,341
 Accumulated net realized loss ..............................................................................        (11,152,989)
 Capital shares .............................................................................................     14,234,398,386
                                                                                                                ----------------
    Net assets, at value ....................................................................................   $ 14,455,616,709
                                                                                                                ================
CLASS A:
 Net asset value per share ($13,928,124,620 divided by 1,996,660,096 shares outstanding)* ...................   $           6.98
                                                                                                                ================
 Maximum offering price per share ($6.98 divided by 95.75%) .................................................   $           7.29
                                                                                                                ================
CLASS B:
 Net asset value and maximum offering price per share ($95,966,459 divided by 13,769,324 shares outstanding)*   $           6.97
                                                                                                                ================
CLASS C:
 Net asset value per share ($431,525,630 divided by 61,916,890 shares outstanding)* .........................   $           6.97
                                                                                                                ================
 Maximum offering price per share ($6.97 divided by 99.00%) .................................................   $           7.04
                                                                                                                ================


*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)


Investment income:
 Interest ................................................        $ 441,947,132
                                                                  -------------
Expenses:
 Management fees (Note 3) ................................           33,574,174
 Distribution fees: (Note 3)
  Class A ................................................            5,733,163
  Class B ................................................              240,536
  Class C ................................................            1,483,424
 Transfer agent fees (Note 3) ............................            1,942,592
 Custodian fees ..........................................               79,548
 Reports to shareholders .................................              622,203
 Registration and filing fees ............................              283,503
 Professional fees .......................................              119,114
 Directors' fees and expenses ............................               60,949
 Other ...................................................              206,757
                                                                  -------------
      Total expenses .....................................           44,345,963
                                                                  -------------
       Net investment income .............................          397,601,169
                                                                  -------------
Realized and unrealized losses:
  Net realized loss from investments .....................          (10,834,792)
  Net unrealized depreciation on investments .............         (895,828,284)
                                                                  -------------
Net realized and unrealized loss .........................         (906,663,076)
                                                                  -------------
Net decrease in net assets resulting from operations .....        ($509,061,907)
                                                                  =============



                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 1999


                                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                            SEPTEMBER 30, 1999       MARCH 31, 1999
                                                                            ------------------       --------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................       $    397,601,169        $    813,754,289
  Net realized gain (loss) from investments .........................            (10,834,792)             46,041,024
  Net unrealized appreciation (depreciation) on investments .........           (895,828,284)            112,383,811
                                                                            ----------------        ----------------
      Net increase (decrease) in net assets resulting from operations           (509,061,907)            972,179,124
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................................................           (367,848,662)           (797,790,042)
   Class B ..........................................................             (1,553,933)               (158,483)
   Class C ..........................................................            (10,025,158)            (17,577,963)
  Net realized gains:
   Class A ..........................................................            (10,644,696)            (49,417,902)
   Class B ..........................................................                (48,229)                     --
   Class C ..........................................................               (331,930)             (1,251,012)
                                                                            ----------------        ----------------
 Total distributions to shareholders ................................           (390,452,608)           (866,195,402)
 Capital share transactions: (Note 2)
   Class A ..........................................................           (677,375,784)            602,614,722
   Class B ..........................................................             56,633,528              43,693,388
   Class C ..........................................................             (6,048,492)            166,346,589
                                                                            ----------------        ----------------
 Total capital share transactions ...................................           (626,790,748)            812,654,699
      Net increase (decrease) in net assets .........................         (1,526,305,263)            918,638,421
Net assets:
 Beginning of period ................................................         15,981,921,972          15,063,283,551
                                                                            ----------------        ----------------
 End of period ......................................................       $ 14,455,616,709        $ 15,981,921,972
                                                                            ================        ================
Undistributed net investment income included in net assets:
 End of period ......................................................       $     19,669,971        $      1,496,555
                                                                            ================        ================




                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B and Class C. Effective January 1, 1999, Class I and II were renamed Class A and Class C, respectively, and the Fund began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Notes to Financial Statements (unaudited) (continued)


2. CAPITAL STOCK (Cont.)

At September 30, 1999, there were five billion shares authorized ($.01 par) for each class. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                       YEAR ENDED
                                                           SEPTEMBER 30, 1999                     MARCH 31, 1999
                                                           ------------------                     --------------
                                                        Shares           Amount              Shares             Amount
                                                        ------           ------              ------             ------
CLASS A SHARES:
 Shares sold                                          140,604,066    $ 1,006,566,701        474,619,393    $ 3,502,952,552
 Shares issued in reinvestment of distributions        22,889,930        164,642,202         48,948,394        360,693,105
 Shares redeemed                                     (257,774,896)    (1,848,584,687)      (441,485,023)    (3,261,030,935)
                                                     ------------     --------------       ------------     --------------
 Net increase (decrease)                              (94,280,900)   $  (677,375,784)        82,082,764    $   602,614,722
                                                     =============    ===============      ============     ==============
CLASS B SHARES:
 Shares sold                                            8,373,035    $    60,241,754          5,987,954    $    44,294,143
 Shares issued in reinvestment of distributions           149,373          1,069,665             14,890            109,834
 Shares redeemed                                         (659,802)        (4,677,891)           (96,126)          (710,589)
                                                      -----------      -------------       ------------      -------------
 Net increase                                           7,862,606    $    56,633,528          5,906,718    $    43,693,388
                                                      ===========     ==============       ============     ==============
CLASS C SHARES:
 Shares sold                                            6,956,752    $    50,078,132         28,413,185    $   209,666,423
 Shares issued in reinvestment of distributions           970,292          6,975,554          1,696,053         12,497,405
 Shares redeemed                                       (8,846,628)       (63,102,178)        (7,568,825)       (55,817,239)
                                                      -----------      -------------        -----------      -------------

 Net increase (decrease)                                 (919,584)   $    (6,048,492)        22,540,413    $   166,346,589
                                                      ===========     ==============         ==========      =============



3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

                  ANNUALIZED
                   FEE RATE          MONTH-END NET ASSETS
                   --------          --------------------
                  .625%              First $100 million
                  .500%              Over $100 million, up to and including $250 million
                  .450%              Over $250 million, up to and including $10 billion
                  .440%              Over $10 billion, up to and including $12.5 billion
                  .420%              Over $12.5 billion, up to and including $15 billion
                  .400%              Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.
60


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Notes to Financial Statements (unaudited)(continued)


3. TRANSACTIONS WITH AFFILIATES (cont.)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65% and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the period of $2,667,469 and $537,608, respectively.

The Fund paid transfer agent fees of $1,942,592, of which $1,840,076 was paid to Investor Services.


4. INCOME TAXES

At September 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $14,119,254,552 was as follows:

            Unrealized appreciation                                 $553,035,984
            Unrealized depreciation                                (340,855,708)
                                                                   ------------
            Net unrealized appreciation                             $212,180,276
                                                                    ============

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1999 aggregated $1,323,877,442 and $2,103,734,937, respectively.


6. CREDIT RISK

The Fund has investments in excess of 10% of its total net assets in the state of California. Such concentration may subject the Fund more significantly to economic changes occurring within that state.